[LOGO]  ROCHESTER
                                 FUND
                                 MUNICIPALS


                TAX-FREE INCOME FOR CAUTIOUS NEW YORK INVESTORS

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                               [GRAPHICS TO COME]


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                                 Annual Report
                                 December 31, 1996



[LOGO] OppenheimerFunds(SM)
       THE RIGHT WAY TO INVEST

     To Fellow Shareholders
--------------------------------------------------------------------------------

     February 8, 1997

     Dear Fellow Shareholder,

     We are pleased to bring you Rochester Fund Municipals' 1996 year end review. Because this was a year in which the stock market averages surpassed even the most bullish analyst's predictions for the year, many have forgotten all about boring old bond funds.

     Well, they may be boring, but this is one old bond fund which was able to meet its objective of high tax-free income during the year.(1) In addition, according to Lipper Analytical Services, Inc., Rochester Fund Municipals was the top performing New York State municipal debt fund for the year (among 96 funds in the category).(2) The Fund also ranked second for five-year return among 44 funds and first for ten-year return, among 22 funds.

     In addition, the Fund experienced a dividend increase, from 9.1 cents to
9.2 cents per share, in April of this year. Our stated policy of attempting to maintain as much consistency in the dividend as possible on a month-to-month basis continues, but it is necessary sometimes to make gradual adjustments to reflect changes in market conditions.

     The 12-month distribution yield as of 12/31/96 is 6.15%.(3) For New York City taxpayers earning more than $99,600 on joint returns ($59,750 for single filers), this yield is equal to 9.98% on a taxable investment. Clearly, municipal bonds continue to offer superior value to tax-weary New Yorkers.

     Overall, municipal securities performed respectably for the year, outperforming several other types of fixed income investments even before considering their inherent tax advantage.(4) Bond prices were anything but stable, despite the Federal Reserve Board's inaction over interest rates during most of the year. We took advantage of the swings in the market, as we continually do, to readjust the portfolio and enhance performance. Overall, however, an investor's returns in 1996 were attributable mostly to income.

     As we enter 1997, we believe conditions for investing in municipal bonds should remain hospitable. Very low inflation, a benign interest rate environment and slow economic growth seem likely to prevail. We will continue to monitor the New York municipal market carefully in an attempt to provide our investors with high, current tax-free income.

     Thank you for your confidence.

     Sincerely,


     /s/ Ronald H. Fielding

     Ronald H. Fielding
     Portfolio Manager

1. As noted in the Fund's prospectus, the Fund's investment objective is "to provide as high a level of income exempt from federal, New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital". A portion of the Fund's income may be subject to federal, state and city income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the alternative minimum tax, a portion of the Fund's distributions may increase that tax.
2. Based on total return as calculated by Lipper Analytical Services, Inc. for the one, five and ten year periods ended 12/31/96. Lipper calculations do not include sales charges, which, if included, would reduce performance results. For more information, please turn this page to reveal the Lipper rankings.
3. Lipper Analytical Services, Inc. distribution yield is calculated by dividing the dividends derived from net investment income and distributions during a stated period, by the maximum offering price on the last day of the period, which includes the maximum initial sales charge.
4.   Data Source: The Wall Street Journal, January 2, 1997


[PHOTO OF RONALD H. FIELDING]

Ronald H. Fielding, CFA;
Senior Vice President,
OppenheimerFunds, Inc.
and Chairman of the
Rochester Division


================================================
             TOTAL RETURN (12/31/96)
------------------------------------------------
                 AVERAGE ANNUAL     CUMULATIVE
                 NAV     MOP       NAV     MOP
------------------------------------------------
   1 Year       5.37%   1.15%
   5 Year       7.86%   6.98%    45.96%   40.12%
  10 Year       8.52%   8.07%   126.44%  117.39%
================================================

     For periods ending 12/31/96. NAV stands for Net Asset Value and returns at NAV do not reflect payment of a sales charge. The inception date of the Fund as an open-end
     Fund was 5/15/86. MOP stands for Maximum
     Offering Price, and calculations at MOP
     include the Fund's 4.00% maximum initial sales charge. All returns show results of hypothetical investments on 12/31/95,
     12/31/91 and 12/31/86 and include change in share price, assume reinvestment of dividends and capital gains at net asset value and reflect payment of the Fund's maximum initial sales charge. Your investment return and principal value will fluctuate with market conditions, and, as an investor, your shares may be worth more or less than their original value upon redemption.


================================
       STANDARDIZED YIELD
 For the 30 days ended 12/31/96
--------------------------------
             5.42%
================================

     Standardized yield is net investment income calculated on a yield-to-maturity basis for the 30-day period ended 12/31/96, divided by the maximum offering price at the end of the period, compounded semiannually and then annualized. Falling net asset values will tend to artificially raise yields.

-----------------------------------------------
     Rochester Fund Municipals
-----------------------------------------------

     The "Value-Added" Investment Team

[PHOTO OF ANTHONY A. TANNER]

Anthony A. Tanner, CFA; Vice President and Assistant Portfolio Manager, Rochester Division The primary goals for our management of Rochester Fund Municipals have always been 1) below average volatility and 2) above average triple tax-exempt yield for New Yorkers. We select our holdings and manage our portfolio with these goals ever in mind.

     However, this alone does not make Rochester Fund Municipals unique. Nor does it explain the degree of success we have been able to obtain for our shareholders.

     We believe that it is our investment approach that offers municipal bond fund investors something different. For, in addition to reviewing the broad spectrum of New York municipal issues generally available, Rochester Fund Municipals pursues special situations that are often overlooked by the market in general. When properly investigated, selected for their potential and included, these issues not only broaden the Fund's portfolio, but may have the potential to increase the yield as well.

     We call this pursuit "value-added" management.

[PHOTO OF RICHARD A. STEIN]

Richard A. Stein, CFA; Vice President-Credit Analysis, Rochester Division We analyze potentially rewarding yet unrated issues to determine both the true risks involved and their value as an addition to the portfolio. In fact, some issuers which are highly credit worthy actually choose to forego the expense of obtaining a credit rating.

     Our desire to review and include these issues helps us take significant yield advantages, often with no appreciable increase in credit risk. It's a "hands-on" level of credit research that we believe provides a safer overall portfolio than one that defines risk solely in the terms of the ratings provided by nationally recognized statistical rating organizations.

[PHOTO OF DANIEL G. LOUGHRAN]

Daniel G. Loughran, Research Analyst, Rochester Division Small issues can also provide the Fund with significant yield contributions. We analyze and include bonds of small issuers, many from the Upstate region, because they typically provide higher yields than larger credits. In addition, while small issues can be less liquid than equivalent quality large issues, issuers of comparatively smaller debt are often more flexible in their ability to negotiate terms.

     For example, we sometimes seek a graduated payment of principal, or sinking fund payment, that reduces the debt and shortens the effective maturity of the bond. Shortening the maturity of individual issues, without sacrificing current yield, is another way to reduce the Fund's volatility.

[PHOTO OF MICHAEL S. ROSEN]

Michael S. Rosen, CFA; President, Rochester Division We apply our "value-added" management style into the secondary markets as well. Our understanding of the political and economic subtleties within New York State enables us to target certain premium, callable bonds (that can offer significant yield advantages) with the potential to remain outstanding long after their call date. And we aren't above purchasing odd-lots if it can strengthen our holdings and add value to the portfolio.

     Evaluating unique investment opportunities takes time and effort, but we hold that, if you're paying for portfolio management, even indirectly, you should receive the extra effort and resourcefulness necessary to potentially enhance the portfolio.

     As we begin a new year, we believe Rochester Fund Municipals to be a solid, well-balanced municipal securities portfolio. As Ron notes, it may be just a "boring municipal bond fund", but we find that, through its somewhat unique management style, we have created a Fund designed to seek the high yields that benefit today's tax-conscious investor.

[GRAPHIC OMITTED]


                           Rochester Fund Municipals

-----------------------------------------------
All That New York Has To Offer
-----------------------------------------------

     From Lake Erie to Long Island, the diversity of New York State municipal bonds helps the Fund's management consider a spectrum of regional holdings that, when combined in an investment portfolio, can also reduce overall volatility. Further, by considering bonds from a wide variety of industries and maturities, the Fund can reduce the impact of adverse conditions in any one particular sector.

     While the sector weightings noted here are subject to change each day the portfolio is traded, the variety of Rochester Fund Municipals' holdings (698 as of 12/31/96) is a key component of the Fund's investment strategy.

================================
     MATURITY CONCENTRATION
  (PERCENT OF TOTAL NET ASSETS
         AS OF 12/31/96)
--------------------------------
  Less than 1 Year       0.3%
  1 to 5 Years           0.6%
  5 to 10 Years          5.6%
  10 to 20 Years        33.4%
  20 to 30 Years        50.1%
  Over 30 Years          9.7%
================================


============================================
INDUSTRY CONCENTRATION
(PERCENT OF TOTAL NET ASSETS AS OF 12/31/96)
--------------------------------------------
Hospital/Healthcare                  13.8%
Multiple Family Housing              13.1%
General Obligation                   12.9%
Electric Utilities                    9.2%
Resource Recovery                     9.0%
Single Family Housing                 7.6%
Marine/Aviation Facilities            5.8%
Lease Rental                          4.0%
Manufacturing, Durable Goods          3.3%
Water Utilities                       3.1%
Higher Education                      3.0%
Adult Living Facilities               2.9%
NonProfit Organizations               2.7%
Education                             2.4%
Corporate Backed                      1.9%
Telephone Utilities                   1.4%
Manufacturing, Non-Durable Goods      1.1%
Highways, Commuter Facilities         1.1%
Gas Utilities                         1.0%
Other                                 0.5%

============================================

[GRAPHIC OMITTED]

Rochester Fund Municipals is listed in the 1997 edition of The 100 Best Mutual Funds You Can Buy by Gordon K. Williamson. To be considered, all stock and bond funds which have managers for less than five years were excluded. Any fund that placed in the bottom 25% of its category's risk ranking was excluded. Third, the fund must have performed well for the last three and five years
(ending 3/31/96). Finally, the fund must either have had an excellent risk-adjusted return or have had superior returns with acceptable levels of risk. In selecting the nine municipal bond funds listed, the author graded a universe of over 900 municipal bond funds based on risk-adjusted total return (without sales charges) over the last five years through 3/31/96. Past performance is not predictive of future investment results.

==================================================

Rochester Fund Municipals is the #1 performing New
York State municipal debt fund for the 1-and
10-Year periods ended 12/31/96.

These rankings included 96 New York State
Municipal Debt Funds for the 1-year period and 22
funds for the 10-year period . Within the same
category, the Fund was also second out of 44 funds
for the 5-year period.
==================================================

Source: Lipper Analytical Services, Inc. 12/31/96, an independent mutual fund monitoring service.
Rochester Fund Municipals is characterized by Lipper as a New York State Municipal Debt Fund.
Lipper performance does not take sales charges into consideration and assumes the reinvestment of dividends and capital gains distributions. Sales charges, if included would affect results. Past performance is not predictive of future investment results. Investment return and principal value on an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

MORNINGSTAR
 * * * * *

Source: Morningstar Mutual Funds, 12/31/96. The
5-star current ranking is a weighted average of the Fund's 3-, 5- and 10-year rankings, which were 3, 5 and 5 stars respectively, weighted
20%/30%/50%. A total of 1129, 580 and 257
municipal bond funds were rated for the 3-, 5- and 10-year periods, respectively. Of 1739 municipal bond funds ranked for the 1-year period, the Fund is ranked 4 Stars. This Morning-star proprietary rating reflects historical risk-adjusted performance as of Dec- ember 31, 1996. The ratings are subject to change every month.

     Morningstar, Inc., an independent mutual fund monitoring service, produces proprietary monthly rankings of funds in broad investment categories
(domestic equity, international equity, taxable bond, or municipal) based on risk-adjusted investment returns, after considering sales charges and expenses. Investment return measures a fund's 1-, 3-, 5- and 10-year average annual total returns in excess of 90 day U.S. Treasury bill returns. Risk measures a fund's performance below
90-day treasury bill returns. Risk and returns are combined to produce star rankings, reflecting performance relative to the average fund in a fund category. Top 10%: 5 stars. Next 22.5%: 4 stars.
Middle 35%: 3 stars. Next 22.5%: 2 stars. Bottom
10%: 1 star.


                            Rochester Fund Municipals

Rochester Fund Municipals
Statement of Investments
December 31, 1996

                                                                                                      Face Amount
                        Description                                  Coupon           Maturity       (000) Omitted     Market Value
------------------------------------------------------------------------------------------------------------------------------------
Hospital/Healthcare     Albany IDA (Albany Medical Center)           8.250 %         08/01/2004      $      2,825    $     3,015,603
13.8%                   Beacon IDA (Craig House)                     9.000           07/01/2011               225            230,063
$318,408,582            Bethany Retirement Home                      7.450           02/01/2024             1,000          1,122,490
                        Cayuga County COP (Auburn Hospital)          6.000           01/01/2021             8,400          8,490,132
                        Clifton Springs Hospital & Clinic            8.000           01/01/2020             3,870          3,988,616
                        Erie IDA (Mercy Hospital)                    6.250           06/01/2010             1,355          1,365,122
                        Groton Community Health                      7.450           07/15/2021             2,080          2,356,598
                        Lyons Community Health                       6.800           09/01/2024             3,470          3,636,005
                        Monroe IDA (Genesee Hospital)                7.000           11/01/2018            14,525         14,612,876
                        Newark/Wayne Community Hospital              5.875           01/15/2033             4,750          4,789,188
                        NYC Health & Hospital LEVRRS                 7.040 (f)       02/15/2011            26,500         26,135,625
                        NYS Dorm (Brookhaven Hospital)               8.700           07/01/2006               220            222,886
                        NYS Dorm (Cornwall Hospital)                 8.750           07/01/2007               775            774,876
                        NYS Dorm (Department of Health)              6.625           07/01/2024               250            268,390
                        NYS Dorm (Department of Health)              7.250           07/01/2011             3,750          4,105,088
                        NYS Dorm (Department of Health)              7.350           08/01/2029                95             99,892
                        NYS Dorm (Episcopal Health Services)         7.550           08/01/2029                95            102,195
                        NYS Dorm (German Masonic Home)               5.950           08/01/2026             1,130          1,135,096
                        NYS Dorm (German Masonic Home)               6.000           08/01/2036             2,500          2,509,175
                        NYS Dorm (Grace Manor Health Care)           6.150           07/01/2018             1,000          1,025,280
                        NYS Dorm (Hebrew Hospital)                   5.900           08/01/2036            15,535         15,553,487
                        NYS Dorm (Insured Mtg. Nursing)              6.125           02/01/2036             2,250          2,315,700
                        NYS Dorm (KMH Homes)                         6.950           08/01/2031                25             26,080
                        NYS Dorm (L.I. Medical Center)               7.750           08/15/2027                25             26,468
                        NYS Dorm (Manhattan E,E&T)                  11.500           07/01/2009             1,125          1,153,125
                        NYS Dorm (Menorah Campus)                    7.300           08/01/2016                20             21,678
                        NYS Dorm (Montefiore Hospital)               8.625           07/01/2010                95             97,090
                        NYS Dorm (Presbyterian Hospital)             6.500           08/01/2034             2,200          2,325,950
                        NYS Dorm (RGH) RITES (e)                     6.222 (f) (c)   08/01/2033            12,750         11,985,000
                        NYS Dorm (St. Vincent Hospital)              7.400           08/01/2030                 5              5,450
                        NYS HFA (H&N)                                6.875           11/01/2010                 9              9,225
                        NYS HFA (H&N)                                6.875           11/01/2011                 5              5,103
                        NYS HFA (H&N)                                7.000           11/01/2017               455            468,650
                        NYS HFA (H&N)                                8.000           11/01/2000 (p)         2,420          2,772,860
                        NYS HFA (H&N)                                8.000           11/01/2008               500            560,240
                        NYS Medcare                                  7.300           02/15/2021                 5              5,506
                        NYS Medcare (BLH)                            7.100           02/15/2027             5,300          5,414,480
                        NYS Medcare (BLH)                            7.100           02/15/2027             2,295          2,348,221
                        NYS Medcare (Brookdale Hospital)             6.850           02/15/2017             4,600          4,849,090
                        NYS Medcare (Downtown Hospital)              6.800           02/15/2020             2,240          2,335,446
                        NYS Medcare (H&N)                            6.200           02/15/2023                95             96,841
                        NYS Medcare (H&N)                            6.375           08/15/2033             1,000          1,061,660
                        NYS Medcare (H&N)                            6.500           02/15/2034             2,250          2,374,020
                        NYS Medcare (H&N)                            6.600           02/15/2031               250            266,873
                        NYS Medcare (H&N)                            6.650           08/15/2032            12,820         13,526,895
                        NYS Medcare (H&N)                            7.250           02/15/2024                50             52,634
                        NYS Medcare (H&N)                            7.250           02/15/2012             6,570          6,813,813
                        NYS Medcare (H&N)                            7.400           11/01/2016             5,205          5,322,269
                        NYS Medcare (H&N)                            7.625           02/15/2023             1,650          1,736,427
                        NYS Medcare (H&N)                            7.700           02/15/2018                50             52,756
                        NYS Medcare (H&N)                            9.000           02/15/2026             2,120          2,132,317
                        NYS Medcare (H&N)                            9.375           11/01/2016             4,390          4,583,599
                        NYS Medcare (H&N)                           10.000           11/01/2006             3,500          3,701,250
                        NYS Medcare (Insured Mtg. Nursing)           6.450           08/15/2034             4,000          4,205,920
                        NYS Medcare (Insured Mtg. Nursing)           6.500           11/01/2015                75             77,702
                        NYS Medcare (Insured Mtg. Nursing)           6.900           08/15/2034                15             16,188
                        NYS Medcare (Insured Mtg. Nursing)           9.500           01/15/2024             2,320          2,389,600
                        NYS Medcare (Kingston Hospital)              8.875           11/15/2017             7,700          7,808,339
                        NYS Medcare (Mental Health)                  0.000           08/15/2018               145             29,120
                        NYS Medcare (Mental Health)                  6.500           02/15/2019               190            196,490
                        NYS Medcare (Mental Health)                  7.500           02/15/2021               810            899,505
                        NYS Medcare (Mental Health)                  7.625           08/15/2017               805            901,689
                        NYS Medcare (Mental Health)                  7.750           08/15/2011                95            106,562
                        NYS Medcare (Mental Health)                  7.875           08/15/2015               705            756,444
                        NYS Medcare (Nyack)                          8.300           11/01/98   (p)         2,835          3,096,245

Rochester Fund Municipals
Statement of Investments
December 31, 1996

                                                                                                      Face Amount
                        Description                                  Coupon           Maturity       (000) Omitted     Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        NYS Medcare (N. General)                     7.150           02/15/2001      $         10    $        10,510
                        NYS Medcare (N. General)                     7.350           08/15/2009             4,600          4,850,930
                        NYS Medcare (N. General)                     7.400           02/15/2019             1,965          2,061,128
                        NYS Medcare (N. General)                    10.250           01/01/2024             1,465          1,514,810
                        NYS Medcare (St. Charles)                    6.375           08/15/2034             1,350          1,410,264
                        NYS Medcare (St. Charles)                    6.375           02/15/2035             1,650          1,723,656
                        NYS Medcare (St. Luke) IVRC (e)              6.663 (f)       02/15/2029            22,000         20,845,000
                        NYS Medcare (St. Luke) RITES (e)             6.164 (f)       02/15/2029            12,500         11,843,750
                        NYS Medcare (St. Luke) RITES (e)             6.222 (f)       02/15/2029             8,400          7,959,000
                        NYS Medcare (St. Luke) RITES (e)             6.222 (f)       02/15/2029            10,000          9,475,000
                        NYS Medcare (St. Luke) RITES (e)             6.222 (f)       02/15/2029             5,750          5,448,125
                        NYS Medcare (Vassar Brothers)                8.250           11/01/2013             4,590          4,777,685
                        NYS Medcare (Wyckoff Heights Medical Center  7.350           08/15/2011                50             53,98
                        NYS Medcare (Wyckoff Heights Medical Center  7.400           08/15/2021             5,255          5,677,87
                        Oneida Healthcare Corp.                      7.100           08/01/2011                10             10,733
                        Oneida Healthcare Corp.                      7.200           08/01/2031               130            142,279
                        Onondaga IDA (CGH)                           6.625           01/01/2018             3,650          3,748,988
                        Onondaga IDA (Crouse Irving Hospital)        7.800           01/01/2003               220            239,842
                        Puerto Rico ITEME (Ryder Hospital)           6.400           05/01/2009             1,045          1,096,121
                        Puerto Rico ITEME (Ryder Hospital)           6.700           05/01/2024             5,250          5,397,735
                        Puerto Rico TEMEC (Mennonite Hospital)       6.500           07/01/2026             3,000          3,098,640
                        Rensselaer Municipal Leasing Corp.           6.900           06/01/2024            15,000         15,679,650
                        Syracuse IDA (St. Joseph's Hospital)         7.500           06/01/2018             3,770          4,016,671
                        Tompkins Healthcare                          5.875           02/01/2033             1,000          1,003,950
                        Tompkins Healthcare                         10.800           02/01/2028                25             32,843
                        Tompkins Healthcare                         10.800           02/01/2007               140            191,631
                        UFA Devel. Corp. (Loretto Utica)             5.950           07/01/2035             4,870          4,888,214
                        Valley Health Devel.                         7.850           08/01/2035                20             22,305
                        Valley Health Devel.                        11.300           02/01/2023               175            212,525
                        Westchester IDA (Beth Abraham Hospital)      8.375           12/01/2025             1,870          1,932,458
                        Yonkers IDA (St. Joseph's Hospital)          7.500           12/30/2003             1,125          1,162,541
                        Yonkers IDA (St. Joseph's Hospital)          8.500           12/30/2013             3,270          3,410,545
------------------------------------------------------------------------------------------------------------------------------------
Housing,                Albany Hsg. Auth.                            0.000           10/01/2002 (p)           560            144,539
Multi-Family            Albany IDA (MARA Mansion Rehab.)             6.500           02/01/2023             1,715          1,742,560
13.1%                   Batavia Hsg. Auth. (Washington Towers)       6.500           01/01/2023               515            527,860
$302,128,643            Battery Park City Auth.                     10.000           06/01/2023               700            738,500
                        Bayshore HDC                                 7.500           02/01/2023             1,470          1,570,974
                        Bleeker Terrace HDC                          8.100           07/01/2001                35             35,700
                        Bleeker Terrace HDC                          8.350           07/01/2004                45             45,900
                        Bleeker Terrace HDC                          8.750           07/01/2007               900            904,158
                        Elmira HDC                                   7.500           08/01/2007                25             26,250
                        Guam Economic Devel.                         9.375           11/01/2018             3,010          3,117,909
                        Guam Economic Devel.                         9.500           11/01/2018             2,505          2,594,779
                        Hamilton Elderly Hsg.                       11.250           01/01/2015               695            729,792
                        Macleay Hsg. (Larchmont Woods)               8.500           01/01/2031             3,950          4,271,293
                        Mechanicsville HDC                           6.900           08/01/2022             2,500          2,638,800
                        Monroe HDC                                   7.000           08/01/2021               295            304,605
                        New Hartford HDC                             7.375           01/01/2024                20             21,612
                        North Tonawanda HDC                          6.800           12/15/2007               585            629,957
                        North Tonawanda HDC                          7.375           12/15/2021             3,295          3,719,462
                        NYC HDC (Albert Einstein)                    6.500           12/15/2017               331            332,202
                        NYC HDC (Amsterdam)                          6.500           08/15/2018               927            927,107
                        NYC HDC (Atlantic Plaza)                     7.034           02/15/2019             1,546          1,571,442
                        NYC HDC (Barclay Avenue)                     6.450           04/01/2017             1,045          1,059,045
                        NYC HDC (Barclay Avenue)                     6.600           04/01/2033             4,055          4,138,371
                        NYC HDC (Boulevard)                          6.500           08/15/2017             2,884          2,897,237
                        NYC HDC (Bridgeview)                         6.500           12/15/2017               496            498,305
                        NYC HDC (Cadman Plaza)                       6.500           11/15/2018             1,331          1,336,789
                        NYC HDC (Cadman Plaza)                       7.000           12/15/2018               520            531,564
                        NYC HDC (Candia)                             6.500           06/15/2018               196            196,631
                        NYC HDC (Clinton)                            6.500           07/15/2017             3,756          3,772,805
                        NYC HDC (Contello III)                       7.000           12/15/2018               320            326,441
                        NYC HDC (Cooper Gram)                        6.500           08/15/2017             1,558          1,565,011
                        NYC HDC (Court Plaza)                        6.500           08/15/2017             1,189          1,194,236
                        NYC HDC (Crown Gardens)                      7.250           01/15/2019             1,752          1,820,909

Rochester Fund Municipals
Statement of Investments
December 31, 1996

                                                                                                      Face Amount
                        Description                                  Coupon           Maturity       (000) Omitted     Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        NYC HDC (Esplanade Gardens)                  7.000 %         01/15/2019      $      3,616    $     3,693,227
                        NYC HDC (Essex)                              6.500           07/15/2018                86             86,402
                        NYC HDC (Forest Park)                        6.500           12/15/2017               533            534,979
                        NYC HDC (Gouverneur Gardens)                 7.034           02/15/2019             1,723          1,758,718
                        NYC HDC (Heywood)                            6.500           10/15/2017               380            382,092
                        NYC HDC (Hudsonview)                         6.500           09/15/2017             4,288          4,306,612
                        NYC HDC (Janel)                              6.500           09/15/2017             1,213          1,217,858
                        NYC HDC (Kings Arms)                         6.500           11/15/2018               240            241,279
                        NYC HDC (Kingsbridge)                        6.500           08/15/2017               423            425,194
                        NYC HDC (Leader)                             6.500           03/15/2018             1,292          1,298,115
                        NYC HDC (Lincoln Amsterdam)                  7.250           11/15/2018             1,791          1,861,361
                        NYC HDC (Middagh)                            6.500           01/15/2018               217            218,047
                        NYC HDC (Montefiore)                         6.500           10/15/2017             2,836          2,848,529
                        NYC HDC (Multi-Family)                       6.600           04/01/2030            38,880         40,324,781
                        NYC HDC (Multi-Family)                       7.300           06/01/2010                30             32,562
                        NYC HDC (Multi-Family)                       7.350           06/01/2019             1,145          1,217,627
                        NYC HDC (Multi-Family)                       8.250           01/01/2011             1,360          1,394,000
                        NYC HDC (New Amsterdam)                      6.500           08/15/2018               907            911,026
                        NYC HDC (Residential Charter)                7.375           04/01/2017             3,440          3,570,204
                        NYC HDC (Riverbend)                          6.500           11/15/2018             1,131          1,136,591
                        NYC HDC (Riverside Park)                     7.250           11/15/2018             6,894          7,165,990
                        NYC HDC (RNA House)                          7.000           12/15/2018               495            505,218
                        NYC HDC (Robert Fulton)                      6.500           12/15/2017               715            717,974
                        NYC HDC (Rosalie Manning)                    7.034           11/15/2018               259            262,964
                        NYC HDC (Scott Tower)                        7.000           12/15/2018               687            702,129
                        NYC HDC (Seaview)                            6.500           01/15/2018               942            946,253
                        NYC HDC (Sky View)                           6.500           11/15/2018             1,756          1,763,562
                        NYC HDC (South Bronx)                        8.100           09/01/2023             3,240          3,486,110
                        NYC HDC (Stevenson)                          6.500           05/15/2018             1,786          1,793,904
                        NYC HDC (Stryckers Bay)                      7.034           11/15/2018               513            522,073
                        NYC HDC (St. Martin)                         6.500           11/15/2018               389            391,010
                        NYC HDC (Tivoli)                             6.500           01/15/2018             1,793          1,801,183
                        NYC HDC (Towers)                             6.500           08/15/2017               386            387,706
                        NYC HDC (Townhouse)                          6.500           01/15/2018               244            244,652
                        NYC HDC (Tri-Faith House)                    7.000           01/15/2019               374            382,491
                        NYC HDC (University)                         6.500           08/15/2017             1,593          1,600,205
                        NYC HDC (Washington Square)                  7.000           01/15/2019               477            487,426
                        NYC HDC (West Side)                          6.500           11/15/2018               431            432,605
                        NYC HDC (West Village)                       6.500           11/15/2013             4,845          4,913,800
                        NYC HDC (Westview)                           6.500           10/15/2017               278            279,338
                        NYC HDC (Woodstock Terrace)                  7.034           02/15/2019               636            647,111
                        NYS HFA                                      6.125           11/01/2020             1,385          1,428,849
                        NYS HFA (Children's Rescue)                  7.625           05/01/2018             3,555          3,803,957
                        NYS HFA (Dominican Village)                  6.600           08/15/2027             2,000          2,084,620
                        NYS HFA (Fulton Manor)                       6.100           11/15/2025             2,955          3,004,703
                        NYS HFA (HELP/Bronx)                         7.850           11/01/99               1,080          1,142,726
                        NYS HFA (HELP/Bronx)                         7.850           05/01/99               1,040          1,090,398
                        NYS HFA (HELP/Bronx)                         8.050           11/01/2005            13,080         14,024,114
                        NYS HFA (HELP/Suffolk)                       8.100           11/01/2005             1,210          1,278,377
                        NYS HFA (Meadow Manor)                       7.750           11/01/2019                 5              5,105
                        NYS HFA (Multi-Family)                       0.000           11/01/2017            12,695          3,855,472
                        NYS HFA (Multi-Family)                       0.000           11/01/2015            14,590          4,827,247
                        NYS HFA (Multi-Family)                       0.000           11/01/2014            15,730          5,567,162
                        NYS HFA (Multi-Family)                       6.100           11/15/2036             1,285          1,293,520
                        NYS HFA (Multi-Family)                       6.300           08/15/2026             5,000          5,124,050
                        NYS HFA (Multi-Family)                       6.350           08/15/2023               100            103,260
                        NYS HFA (Multi-Family)                       6.400           11/15/2027             1,175          1,208,370
                        NYS HFA (Multi-Family)                       6.500           08/15/2024             2,750          2,844,765
                        NYS HFA (Multi-Family)                       6.700           08/15/2025            11,980         12,441,709
                        NYS HFA (Multi-Family)                       6.750           11/15/2036             5,755          6,002,925
                        NYS HFA (Multi-Family)                       6.950           08/15/2024             2,905          3,055,276
                        NYS HFA (Multi-Family)                       6.950           08/15/2012                75             78,987
                        NYS HFA (Multi-Family)                       7.050           08/15/2024             5,350          5,658,963
                        NYS HFA (Multi-Family)                       7.450           11/01/2028             5,330          5,612,437
                        NYS HFA (NonProfit)                          6.400           11/01/2010                 5              4,900

Rochester Fund Municipals
Statement of Investments
December 31, 1996

                                                                                                      Face Amount
                        Description                                  Coupon           Maturity       (000) Omitted     Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        NYS HFA (NonProfit)                          6.400 %         11/01/2013      $         25    $        24,750
                        NYS HFA (NonProfit)                          6.600           11/01/2008                20             20,300
                        NYS HFA (NonProfit)                          6.600           11/01/2013                20             19,960
                        NYS HFA (NonProfit)                          6.600           11/01/2010                25             25,300
                        NYS HFA (Phillips Village)                   7.750           08/15/2017             5,000          5,552,500
                        NYS HFA (Service Contract)                   6.000           03/15/2026             2,400          2,400,744
                        NYS HFA (Service Contract)                   6.125           03/15/2020                25             24,707
                        NYS HFA (Service Contract)                   6.500           03/15/2025             9,265          9,825,162
                        NYS HFA (Service Contract)                   7.700           03/15/2006               150            163,758
                        NYS HFA (Shorehill Hsg.)                     7.500           05/01/2008             1,285          1,313,000
                        Pilgrim Village HDC                          6.800           02/01/2021             1,115          1,149,755
                        Portchester CDC (Southport)                  7.300           08/01/2011                60             64,194
                        Portchester CDC (Southport)                  7.375           08/01/2022                25             26,645
                        Puerto Rico HB&F                             7.500           10/01/2015               210            222,997
                        Puerto Rico HFA                              7.300           10/01/2006                10             10,515
                        Puerto Rico HFC                              7.500           04/01/2022             8,180          8,648,959
                        Rensselaer Hsg. Auth. (Renwyck)              7.650           01/01/2011                25             28,751
                        Riverhead HDC                                8.250           08/01/2010                45             47,250
                        Rochester Hsg. Auth. (Crossroads)            7.700           01/01/2017            20,890         22,518,376
                        Schenectady IDA (ASSC)                       6.400           05/01/2014               500            513,725
                        Schenectady IDA (ASSC)                       6.450           05/01/2024             2,655          2,737,252
                        Scotia Hsg. Auth. (Holyrood House)           7.000           06/01/2009               175            189,350
                        Sunnybrook EHC                              11.250           12/01/2014             3,045          3,225,782
                        Syracuse IDA (James Square)                  0.000           08/01/2025            47,725          9,205,675
                        Syracuse Senior Citizens Hsg.                8.000           12/01/2010               375            392,906
                        Tonawanda HDC                               10.000           05/01/2012               315            322,380
                        Tonawanda HDC                               10.000           05/01/2011               410            419,606
                        Tonawanda HDC                               10.000           05/01/2010               375            383,786
                        Tonawanda HDC                               10.000           05/01/2009               340            347,966
                        Tonawanda HDC                               10.000           05/01/2003                25             26,125
                        Tonawanda Senior Citizens Hsg.               7.875           02/01/2011               535            556,512
                        Tupper Lake HDC                              8.125           10/01/2010                75             78,750
                        Union Elderly Hsg.                          10.000           04/01/2013             2,140          2,225,600
                        Utica Senior Citizen Hsg.                    0.000           07/01/2002                25             18,211
                        Utica Senior Citizen Hsg.                    0.000           07/01/2026             2,460            290,870
                        V. I. HFA                                    8.100           12/01/2018                25             26,415
                        Watervliet Elderly Hsg.                      8.000           11/15/2003               100            103,270
                        Watervliet Elderly Hsg.                      8.000           11/15/2004                95             98,107
                        Watervliet Elderly Hsg.                      8.000           11/15/2005                95             98,107
                        Watervliet Elderly Hsg.                      8.000           11/15/2007               100            103,270
                        Watervliet Elderly Hsg.                      8.000           11/15/2008               100            103,270
                        Watervliet Elderly Hsg.                      8.000           11/15/2009               100            103,270
                        Watervliet Elderly Hsg.                      8.000           11/15/2006               100            103,270
------------------------------------------------------------------------------------------------------------------------------------
General Obligation      Lowville GO                                  7.200           09/15/2005               100            109,853
12.9%                   Lowville GO                                  7.200           09/15/2014               100            114,103
$296,640,296            Lowville GO                                  7.200           09/15/2007                75             83,633
                        Lowville GO                                  7.200           09/15/2013               100            113,864
                        Lowville GO                                  7.200           09/15/2012               100            113,801
                        Newburgh GO                                  7.100           09/15/2008               185            181,098
                        Newburgh GO                                  7.100           09/15/2007               185            181,317
                        Newburgh GO                                  7.150           09/15/2010               150            146,529
                        Newburgh GO                                  7.150           09/15/2009               180            176,740
                        Newburgh GO                                  7.200           09/15/2012               155            150,865
                        Newburgh GO                                  7.200           09/15/2011               155            151,278
                        Newburgh GO                                  7.250           09/15/2014               155            150,769
                        Newburgh GO                                  7.250           09/15/2013               160            156,051
                        NYC GO                                       0.000           08/01/2014               500            330,850
                        NYC GO                                       0.000           05/15/2014             1,690          1,153,949
                        NYC GO                                       0.000           08/15/2016                70             54,825
                        NYC GO                                       0.000           05/15/2011               270            116,413
                        NYC GO                                       0.000           05/15/2012               200             80,604
                        NYC GO                                       0.000           11/15/2011             4,990          2,080,381
                        NYC GO                                       5.750           02/01/2020               250            238,185
                        NYC GO                                       6.000           02/01/2011             6,000          6,023,700
                        NYC GO                                       6.000           02/15/2024             1,550          1,514,381

Rochester Fund Municipals
Statement of Investments
December 31, 1996

                                                                                                      Face Amount
                        Description                                  Coupon           Maturity       (000) Omitted     Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        NYC GO                                       6.000 %         10/15/2026      $      8,000    $     7,798,800
                        NYC GO                                       6.125           02/01/2025            18,500         18,351,815
                        NYC GO                                       6.500           08/01/2014               500            516,380
                        NYC GO                                       6.500           08/01/2015             2,000          2,065,520
                        NYC GO                                       6.600           02/15/2010             2,000          2,075,280
                        NYC GO                                       6.625           08/01/2025             2,000          2,070,600
                        NYC GO                                       6.625           02/15/2025            15,580         16,112,369
                        NYC GO                                       7.000           02/01/2022             4,600          4,936,490
                        NYC GO                                       7.000           02/01/2020               650            697,548
                        NYC GO                                       7.000           10/01/2012               625            674,425
                        NYC GO                                       7.000           02/01/2015                15             15,168
                        NYC GO                                       7.000           02/01/2010                20             20,551
                        NYC GO                                       7.100           02/01/2011             1,765          1,901,011
                        NYC GO                                       7.100           02/01/2010             4,000          4,308,240
                        NYC GO                                       7.100           02/01/2009             1,000          1,077,060
                        NYC GO                                       7.200           02/01/2015             2,800          3,044,832
                        NYC GO                                       7.200           02/01/2014             4,000          4,349,760
                        NYC GO                                       7.250           08/15/2001 (p)           355            396,169
                        NYC GO                                       7.250           08/15/2024            13,465         14,496,419
                        NYC GO                                       7.400           02/01/2002               330            362,168
                        NYC GO                                       7.500           08/01/2021             1,000          1,115,500
                        NYC GO                                       7.500           08/15/2020             6,180          6,995,884
                        NYC GO                                       7.500           02/01/2002 (p)         1,110          1,272,648
                        NYC GO                                       7.500           02/01/2016             1,890          2,093,440
                        NYC GO                                       7.500           08/01/2019             1,865          2,080,408
                        NYC GO                                       7.500           08/01/2001 (p)         7,500          8,366,250
                        NYC GO                                       7.500           02/01/2018             1,500          1,660,755
                        NYC GO                                       7.500           02/01/2003             2,000          2,214,820
                        NYC GO                                       7.625           02/01/2014               270            300,551
                        NYC GO                                       7.625           02/01/2013             3,845          4,280,062
                        NYC GO                                       7.750           08/15/2001 (p)         1,885          2,171,652
                        NYC GO                                       7.750           08/15/2013               750            837,315
                        NYC GO                                       7.750           08/15/2012               750            837,315
                        NYC GO                                       7.750           08/15/2001 (p)           250            287,223
                        NYC GO                                       7.750           08/15/2001 (p)           250            287,223
                        NYC GO                                       7.750           02/01/2010             1,500          1,680,825
                        NYC GO                                       7.750           02/01/2013             6,000          6,726,120
                        NYC GO                                       7.750           08/15/2017               165            184,209
                        NYC GO                                       8.000           08/15/2021                 5              5,602
                        NYC GO                                       8.000           08/15/2021               245            284,457
                        NYC GO                                       8.000           08/01/2018                45             50,386
                        NYC GO                                       8.000           08/15/2020                10             11,204
                        NYC GO                                       8.250           08/01/2001 (p)         1,590          1,855,260
                        NYC GO                                       8.250           11/15/2001 (p)         2,760          3,253,378
                        NYC GO                                       8.250           08/01/2012                 5              5,649
                        NYC GO                                       8.250           11/15/2018               240            274,320
                        NYC GO                                       8.250           11/15/2020                20             22,721
                        NYC GO                                       8.250           08/01/2014                35             39,541
                        NYC GO                                       8.250           11/15/2015                80             90,884
                        NYC GO                                       8.250           11/15/2001 (p)           920          1,084,459
                        NYC GO                                       8.250           08/01/2013                30             33,892
                        NYC GO                                       8.500           08/01/2013                30             30,750
                        NYC GO CARS                                  8.280 (f)       09/01/2011             8,387          8,974,090
                        NYC GO CARS                                  8.280 (f)       08/12/2010            16,387         17,636,509
                        NYC GO RIBS                                  6.977 (f)       08/01/2009             6,200          5,835,750
                        NYC GO RIBS                                  7.075 (f)       08/22/2013             5,400          4,961,250
                        NYC GO RIBS                                  7.075 (f)       08/01/2015             3,050          2,760,250
                        NYC GO RIBS                                  7.079 (f)       08/01/2010             4,200          3,927,000
                        NYC GO RIBS                                  8.107 (f)       08/01/2013            13,150         12,821,250
                        NYC GO RITES                                 7.569 (f)       10/01/2011            15,000         15,907,650
                        Puerto Rico GO RITES (e)                     7.690 (f)       07/01/2022             1,600          1,686,000
                        Puerto Rico GO YCN                           8.132 (f)       07/01/2020            29,000         29,870,000
                        Puerto Rico GO YCN (e)                       4.747 (f)       07/01/2015             1,000          1,038,750
                        Suffolk GO                                   6.375           11/01/2016               725            739,225
                        Suffolk GO (Sewer)                           6.750           08/01/2010                15             15,300

Rochester Fund Municipals
Statement of Investments
December 31, 1996

                                                                                                      Face Amount
                        Description                                  Coupon           Maturity       (000) Omitted     Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        Utica BANS                                   8.250 %         05/22/97        $      7,000    $     7,011,130
                        V. I. Public Finance Auth.                   7.125           10/01/2004             1,135          1,221,805
                        V. I. Public Finance Auth.                   7.250           10/01/2018            28,750         30,787,225
                        V. I. Public Finance Auth.                   7.375           10/01/2010             1,735          1,895,505
                        V. I. (GO/HUGO)                              7.750           10/01/2006               388            423,110
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities      American Samoa Power Auth.                   6.800           09/01/2000               400            419,040
9.2%                    American Samoa Power Auth.                   6.850           09/01/2001               400            422,256
$212,477,669            American Samoa Power Auth.                   6.900           09/01/2002               400            424,632
                        American Samoa Power Auth.                   6.950           09/01/2003               500            532,105
                        American Samoa Power Auth.                   7.000           09/01/2004               500            534,110
                        American Samoa Power Auth.                   7.100           09/01/2001               800            852,648
                        American Samoa Power Auth.                   7.200           09/01/2002               800            860,776
                        Guam Power Auth.                             6.750           10/01/2024             4,780          5,035,730
                        NYS ERDA (Con Ed)                            6.375           12/01/2027            11,000         11,373,450
                        NYS ERDA (Con Ed)                            7.125           03/15/2022               985          1,007,468
                        NYS ERDA (Con Ed)                            7.125           03/15/2022             3,250          3,334,175
                        NYS ERDA (Con Ed)                            7.250           11/01/2024            15,485         16,264,205
                        NYS ERDA (Con Ed)                            7.375           07/01/2024            27,500         28,822,200
                        NYS ERDA (Con Ed)                            7.500           07/01/2025               325            348,169
                        NYS ERDA (Con Ed)                            7.500           11/15/2021             1,795          1,834,723
                        NYS ERDA (Con Ed)                            7.750           01/01/2024             6,000          6,264,480
                        NYS ERDA (LILCO)                             7.150           02/01/2022            10,920         11,716,505
                        NYS ERDA (LILCO)                             7.150           09/01/2019            14,810         15,853,661
                        NYS ERDA (LILCO)                             7.150           02/01/2022            15,250         16,362,335
                        NYS ERDA (LILCO)                             7.150           12/01/2020            11,075         11,882,811
                        NYS ERDA (LILCO)                             7.150           06/01/2020            15,200         16,308,688
                        NYS ERDA (LILCO)                             7.150           09/01/2019            16,515         17,719,604
                        NYS ERDA (NIMO)                              8.875           11/01/2025            18,140         18,638,850
                        NYS ERDA (RG&E)                              8.375           12/01/2028               120            128,179
                        Puerto Rico Electric                         6.000           07/01/2014                60             58,800
                        Puerto Rico Electric LEVRRS                  8.338 (f)       07/01/2023            17,800         18,578,750
                        V. I. Water & Power Auth.                    7.400           07/01/2011             6,465          6,899,319
------------------------------------------------------------------------------------------------------------------------------------
Resource Recovery       Dutchess Res Rec (Solid Waste)               6.800           01/01/2010             1,700          1,760,537
9.0%                    Dutchess Res Rec (Solid Waste)               7.000           01/01/2010             1,805          1,874,511
$208,097,231            Hempstead IDA (Amer. Ref-Fuel Co.)           7.400           12/01/2010             4,110          4,212,750
                        Islip Res Rec                                6.250           07/01/2006             1,725          1,905,021
                        Islip Res Rec                                6.500           07/01/2009             2,000          2,212,140
                        NYS Environ. (Huntington)                    7.500           10/01/2012            58,860         62,283,298
                        Onondaga Res Rec                             6.875           05/01/2006            27,850         29,124,416
                        Onondaga Res Rec                             7.000           05/01/2015            74,035         77,518,347
                        Ulster County Res Rec                        6.000           03/01/2014             1,250          1,219,563
                        Warren/Washington IDA (Res Rec)              8.000           12/15/2012             8,730          8,545,273
                        Warren/Washington IDA (Res Rec)              8.200           12/15/2010             8,535          8,506,408
                        Warren/Washington IDA (Res Rec)              8.200           12/15/2010             8,965          8,934,967
------------------------------------------------------------------------------------------------------------------------------------
Housing,                NYS (SONYMA) Mortgage, 1st Series            0.000           10/01/2014                30              5,772
Single Family           NYS (SONYMA) Mortgage, 1st Series            0.000           10/01/98                  95             81,405
7.6%                    NYS (SONYMA) Mortgage, 2nd Series            0.000           10/01/2014            13,275          2,509,506
$175,182,518            NYS (SONYMA) Mortgage, 6th Series            9.375           04/01/2010             2,585          2,695,871
                        NYS (SONYMA) Mortgage, 7th Series GAINS      0.000 (c)       10/01/2014             1,255          1,158,880
                        NYS (SONYMA) Mortgage, 8th Series A          6.875           04/01/2017               260            265,569
                        NYS (SONYMA) Mortgage, 8th Series C          8.300           10/01/2006                35             36,058
                        NYS (SONYMA) Mortgage, 8th Series C          8.400           10/01/2017               170            173,698
                        NYS (SONYMA) Mortgage, 8th Series D          8.200           10/01/2006               100            103,231
                        NYS (SONYMA) Mortgage, 8th Series E          8.100           10/01/2017                80             82,655
                        NYS (SONYMA) Mortgage, 8th Series F          8.000           10/01/2017                15             15,377
                        NYS (SONYMA) Mortgage, 9th Series A          7.300           04/01/2017               240            245,760
                        NYS (SONYMA) Mortgage, 9th Series B          8.300           10/01/2017                25             25,675
                        NYS (SONYMA) Mortgage, 9th Series E          8.375           04/01/2018                20             20,692
                        NYS (SONYMA) Mortgage, Series 12             0.000 (c)       04/01/2017               790            762,927
                        NYS (SONYMA) Mortgage, Series 2              0.000           10/01/2014               265             50,562
                        NYS (SONYMA) Mortgage, Series 27             6.450           04/01/2004                25             26,654
                        NYS (SONYMA) Mortgage, Series 28             6.650           04/01/2022            10,000         10,390,100
                        NYS (SONYMA) Mortgage, Series 28             7.050           10/01/2023             8,615          9,123,888
                        NYS (SONYMA) Mortgage, Series 30-A           4.375           10/01/2023                15             13,125
                        NYS (SONYMA) Mortgage, Series 30-B           6.650           10/01/2025            16,005         16,719,783

Rochester Fund Municipals
Statement of Investments
December 31, 1996

                                                                                                      Face Amount
                        Description                                  Coupon           Maturity       (000) Omitted     Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        NYS (SONYMA) Mortgage, Series 36-A           6.625 %         04/01/2025      $     11,500    $    12,053,495
                        NYS (SONYMA) Mortgage, Series 38 RITES (e)   6.899 (f)       04/01/2025            13,940         14,131,675
                        NYS (SONYMA) Mortgage, Series 40-A           6.700           04/01/2025             6,560          6,905,581
                        NYS (SONYMA) Mortgage, Series 40-B           6.600           04/01/2025             5,745          6,027,252
                        NYS (SONYMA) Mortgage, Series 42             6.650           04/01/2026            13,600         14,321,480
                        NYS (SONYMA) Mortgage, Series 44             7.500           04/01/2026            11,990         12,984,690
                        NYS (SONYMA) Mortgage, Series 46             6.600           10/01/2019                35             36,752
                        NYS (SONYMA) Mortgage, Series 46             6.650           10/01/2025            24,715         26,082,975
                        NYS (SONYMA) Mortgage, Series 50             6.625           04/01/2025             7,535          7,950,781
                        NYS (SONYMA) Mortgage, Series 58             6.400           04/01/2027             6,200          6,394,618
                        NYS (SONYMA) Mortgage, Series BB-2           7.950           10/01/2015               150            155,646
                        NYS (SONYMA) Mortgage, Series EE-1           8.000           10/01/2010                45             46,900
                        NYS (SONYMA) Mortgage, Series EE-2           7.450           10/01/2010                95            100,241
                        NYS (SONYMA) Mortgage, Series EE-2           7.500           04/01/2016                40             42,314
                        NYS (SONYMA) Mortgage, Series EE-3           7.700           10/01/2010               270            286,543
                        NYS (SONYMA) Mortgage, Series EE-3           7.750           04/01/2016                15             16,010
                        NYS (SONYMA) Mortgage, Series EE-4           7.750           10/01/2010                95            102,184
                        NYS (SONYMA) Mortgage, Series HH-2           7.600           10/01/2021                40             40,900
                        NYS (SONYMA) Mortgage, Series HH-2           7.700           10/01/2009               410            427,097
                        NYS (SONYMA) Mortgage, Series HH-2           7.850           04/01/2022                40             42,652
                        NYS (SONYMA) Mortgage, Series HH-3           7.600           10/01/2021                15             15,511
                        NYS (SONYMA) Mortgage, Series HH-3           7.875           10/01/2009               285            302,981
                        NYS (SONYMA) Mortgage, Series HH-3           7.950           04/01/2022               490            519,542
                        NYS (SONYMA) Mortgage, Series HH-4           8.050           04/01/2022                65             67,425
                        NYS (SONYMA) Mortgage, Series II             0.000           04/01/2005               100             55,539
                        NYS (SONYMA) Mortgage, Series II             0.000           10/01/2009               180             70,110
                        NYS (SONYMA) Mortgage, Series II             0.000           10/01/2007               100             45,522
                        NYS (SONYMA) Mortgage, Series II             0.000           10/01/2008               120             50,530
                        NYS (SONYMA) Mortgage, Series II             0.000           04/01/2008               170             74,428
                        NYS (SONYMA) Mortgage, Series II             0.000           04/01/2006                90             46,258
                        NYS (SONYMA) Mortgage, Series II             0.000           04/01/2020             1,285            210,714
                        NYS (SONYMA) Mortgage, Series JJ             7.500           10/01/2017               425            448,107
                        NYS (SONYMA) Mortgage, Series KK             7.650           04/01/2019               130            138,067
                        NYS (SONYMA) Mortgage, Series KK             7.800           10/01/2020               255            268,143
                        NYS (SONYMA) Mortgage, Series MM-1           7.500           04/01/2013                80             84,629
                        NYS (SONYMA) Mortgage, Series MM-1           7.750           10/01/2005                25             26,640
                        NYS (SONYMA) Mortgage, Series MM-2           7.700           04/01/2005               100            109,261
                        NYS (SONYMA) Mortgage, Series NN             7.550           10/01/2017                60             63,865
                        NYS (SONYMA) Mortgage, Series RR             7.700           10/01/2010               105            112,766
                        NYS (SONYMA) Mortgage, Series RR             7.750           10/01/2017                80             85,910
                        NYS (SONYMA) Mortgage, Series SS             7.500           10/01/2019               250            258,068
                        NYS (SONYMA) Mortgage, Series TT             6.950           10/01/2002                 5              5,411
                        NYS (SONYMA) Mortgage, Series UU             7.150           10/01/2022               100            104,270
                        NYS (SONYMA) Mortgage, Series UU             7.750           10/01/2023             1,365          1,442,341
                        NYS (SONYMA) Mortgage, Series VV             0.000           10/01/2023           115,222         16,378,807
                        NYS (SONYMA) Mortgage, Series VV             7.375           10/01/2011               195            208,525
                        Puerto Rico HFA                              0.000           08/01/2026             8,690          1,164,808
                        Puerto Rico HFA                              7.650           10/15/2022                60             64,142
                        V. I. HFA                                    6.450           03/01/2016               100            103,224
------------------------------------------------------------------------------------------------------------------------------------
Marine/Aviation         Albany IDA (Port of Albany)                  7.250           02/01/2024             1,395          1,484,601
Facilities              Guam Airport                                 6.600           10/01/2010             3,675          3,801,494
5.8%                    Guam Airport                                 6.700           10/01/2023            60,730         62,977,617
$135,086,117            Monroe County Airport                        7.250           01/01/2019                20             20,934
                        NYC IDA (Amer. Airlines)                     6.900           08/01/2024            16,685         18,018,799
                        NYC IDA (Amer. Airlines)                     7.750           07/01/2019             1,795          1,894,910
                        NYC IDA (Amer. Airlines)                     8.000           07/01/2020             7,110          7,538,946
                        NYC IDA (Japan Airlines)                     6.000           11/01/2015             3,500          3,575,530
                        Port Auth. NY/NJ (US Air)                    9.000           12/01/2010               495            557,662
                        Port Auth. NY/NJ (US Air)                    9.000           12/01/2006             7,025          7,914,295
                        Port Auth. NY/NJ (US Air)                    9.125           12/01/2015            22,310         25,260,051
                        Port Auth. NY/NJ, 68th Series                7.250           02/15/2025                30             31,955
                        Port Auth. NY/NJ, 68th Series                7.250           02/15/2025                80             87,286
                        Port Auth. NY/NJ, 70th Series                7.250           08/01/2025                15             16,356
                        Port Auth. NY/NJ, 70th Series                7.250           08/01/2025                20             21,570
                        Port Auth. NY/NJ, 76th Series                6.500           11/01/2026                60             61,261

Rochester Fund Municipals
Statement of Investments
December 31, 1996

                                                                                                      Face Amount
                        Description                                  Coupon           Maturity       (000) Omitted     Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        Port Auth. NY/NJ, Series 51                  0.000 % (c)     12/01/2014      $         25    $        24,488
                        Puerto Rico Port Auth.                       7.300           07/01/2007                30             30,600
                        V. I. Port Auth. (CEK Airport)               8.100           10/01/2005             1,670          1,767,762
------------------------------------------------------------------------------------------------------------------------------------
Lease Rental            Albany IDA (Upper Hudson Library)            8.750           05/01/2007               230            238,296
4.0%                    Albany IDA (Upper Hudson Library)            8.750           05/01/2022               955          1,031,419
$92,024,662             Albany Parking Auth.                         0.000           11/01/2017             1,770            510,291
                        Babylon IDA (WWH Ambulance)                  7.375           09/15/2008             1,330          1,428,859
                        Carnegie Redevelopment Corp.                 7.000           09/01/2021               500            523,755
                        Clifton Park COP (Clifton Commons)           8.500           08/01/2008                10             10,422
                        Monroe COP                                   8.050           01/01/2011               480            520,190
                        NYS COP (BOCES) (e)                          7.875           10/01/2000             1,120          1,180,995
                        NYS COP (Hanson Redevelopment)               8.250           11/01/2001               250            268,720
                        NYS Dorm (Suffolk-Judicial)                  9.500           04/15/2014            31,750         37,050,663
                        NYS LGSC (SCSB)                              7.375           12/15/2016               810            820,903
                        NYS UDC                                      0.000           01/01/2011            98,090         43,047,777
                        NYS UDC                                      0.000           01/01/2003                15             10,819
                        NYS UDC                                      0.000           01/01/2011                80             36,992
                        NYS UDC                                      0.000           01/01/2008               900            487,611
                        NYS UDC                                      7.500           01/01/2003 (p)         2,000          2,262,300
                        Schroon Lake Fire District (e)               7.250           03/01/2009               580            599,175
                        Vigilant EHL  (Thomatson)                    7.500           11/01/2012               950          1,005,328
                        Yonkers Parking Auth.                        7.750           12/01/2004               950            990,147
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing,          Brookhaven IDA (Farber)                      6.188 (v)       12/01/2002               870            870,000
Durable Goods           Brookhaven IDA (Farber)                      6.188 (v)       12/01/2004               490            490,000
3.3%                    Broome IDA (Simulator)                       8.250           01/01/2002               775            810,921
$76,895,126             Cattaraugus IDA (Cherry Creek)               9.800           09/01/2010             1,980          2,210,987
                        Chautauqua IDA (Dunkirk Glass)              11.500           12/01/2010             7,900          8,501,427
                        City of Port Jervis (Future Home Tech.)     10.000           11/01/2008               720            752,940
                        Cortland IDA (Paul Bunyon Products)          8.000           07/01/2000               120            125,996
                        Erie IDA (Great Lakes Orthodontic)          12.099           05/01/2000               115            123,414
                        Monroe IDA (Brazill Merk)                    7.900           12/15/2014             3,080          3,301,113
                        Monroe IDA (Melles Griot)                    9.500           12/01/2009             1,560          1,627,907
                        Monroe IDA (RTM Turbine)                     7.750           12/01/2006             3,490          3,508,148
                        Monroe IDA (RTM Turbine)                     8.000           12/01/2011             3,060          3,117,436
                        Monroe IDA (RTM Turbine)                     8.500           12/01/2016               770            805,174
                        Nassau IDA (RJS Scientific)                  8.050           12/01/2005               330            355,697
                        Nassau IDA (RJS Scientific)                  9.050           12/01/2025             2,700          2,979,315
                        Nassau IDA (Structural Industries)           7.750           02/01/2012               500            537,260
                        NYC IDA (Display Creations)                  9.250           06/01/97   (b)         2,000          2,014,600
                        NYC IDA (HiTech Res Rec)                     8.750           08/01/2000               320            335,107
                        NYC IDA (HiTech Res Rec)                     9.250           08/01/2008               695            728,701
                        NYC IDA (House of Spices)                    9.000           10/15/2001               490            534,281
                        NYC IDA (House of Spices)                    9.250           10/15/2011             2,140          2,358,301
                        NYC IDA (Koenig Iron Works)                  8.375           12/01/2025             1,675          1,785,031
                        NYC IDA (Nekboh)                             9.625           05/01/2011             5,955          6,314,563
                        NYC IDA (Novelty Cord & Tassel)              8.663 (v)       12/01/2006               645            655,863
                        NYC IDA (Penguin Air Conditioning)          12.222           12/01/99                 165            172,597
                        NYC IDA (Pop Display)                        6.750           12/15/2004             1,150          1,163,961
                        NYC IDA (Pop Display)                        7.900           12/15/2014             2,645          2,765,982
                        NYC IDA (Priority Mailers)                   9.000           03/01/2010             1,795          1,956,460
                        NYC IDA (Sequins International)              8.500           04/30/2000               405            433,172
                        NYC IDA (Sequins International)              8.950           01/30/2016             4,555          5,081,467
                        NYC IDA (Ultimate Display)                   8.750           10/15/2000               305            326,036
                        NYC IDA (Ultimate Display)                   9.000           10/15/2011             1,910          2,077,431
                        Onondaga IDA (Coltec)                        7.250           06/01/2008               535            540,350
                        Onondaga IDA (Coltec)                        9.875           10/01/2010               750            778,125
                        Onondaga IDA (Gear Motion)                   8.400           12/15/2001               610            627,818
                        Onondaga IDA (Gear Motion)                   8.900           12/15/2011             1,700          1,827,908
                        Peekskill IDA (Wenco)                        8.875           12/01/2008             1,035          1,067,561
                        Rensselaer IDA (MMP)                         8.500           12/15/2002                30             31,056
                        Suffolk IDA (Fil-Coil)                       9.000           12/01/2015               445            460,495
                        Suffolk IDA (Fil-Coil)                       9.250           12/01/2025             1,060          1,104,456
                        Suffolk IDA (Marbar Assoc.)                  8.300           03/01/2009               190            196,213
                        Suffolk IDA (Marbar Assoc.)                  8.300           03/01/2008               190            197,600
                        Suffolk IDA (Microwave Power)                7.750           06/30/2002               345            357,851

Rochester Fund Municipals
Statement of Investments
December 31, 1996

                                                                                                      Face Amount
                        Description                                  Coupon           Maturity       (000) Omitted     Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        Suffolk IDA (Microwave Power)                8.500 %         06/30/2022      $      4,320    $     4,593,024
                        Suffolk IDA (Wireless Boulevard Realty)      7.875           12/01/2012             1,410          1,423,437
                        Suffolk IDA (Wireless Boulevard Realty)      8.625           12/01/2026             4,005          4,129,596
                        Syracuse IDA (Piscitell Stone)               8.400           12/01/2011               685            738,348
------------------------------------------------------------------------------------------------------------------------------------
Water Utilities         Erie County Water Revenue, 4th Series        0.000           12/01/2017            13,590          3,041,714
3.1%                    NYC Municipal Water Finance Auth. IRS        6.715 (f)       06/15/2013            12,500         11,828,125
$70,334,005             NYC Municipal Water Finance Auth. IVRC (e)   7.492 (f)       06/15/2017            30,000         30,712,500
                        NYS Environ. (Consolidated Water)            7.150           11/01/2014             1,840          1,956,454
                        NYS Environ. (L.I. Water)                   10.000           10/01/2017               500            526,800
                        NYS Environ. (NYS Water Services)            8.375           01/15/2020             7,500          8,235,300
                        Suffolk IDA (Ocean Park Water )              7.500           11/01/2022               715            770,241
                        V.I. Water & Power Auth.                     7.600           01/01/2012             6,850          7,394,096
                        V.I. Water & Power Auth.                     8.500           01/01/2010             5,500          5,868,775
------------------------------------------------------------------------------------------------------------------------------------
Higher Education        Allegany IDA (Alfred University)             7.500           09/01/2011            10,070         10,909,939
3.0%                    Brookhaven IDA (Dowling College)             6.750           03/01/2023             6,965          7,267,978
$70,081,514             Cattaraugus IDA (St. Bonaventure)            8.300           12/01/2010             8,825          9,722,061
                        Dutchess IDA (Bard College)                  7.000           11/01/2017             3,500          3,785,285
                        Erie IDA (Medaille College)                  8.000           12/30/2022             3,230          3,501,772
                        Monroe IDA (Roberts Wesleyan)                6.700           09/01/2011             2,625          2,672,749
                        New Rochelle IDA (CNR)                       6.750           07/01/2022             3,000          3,113,250
                        NYC IDA (MMC)                                7.000           07/01/2023             3,600          3,745,908
                        NYS Dorm (City University)                   6.000           07/01/2026             3,350          3,351,374
                        NYS Dorm (State University)                  0.000           05/15/2007                50             27,533
                        NYS Dorm (State University)                  7.000           05/15/2016               225            243,358
                        Puerto Rico ITEME (Polytech University)      5.700           08/01/2013                 5              4,745
                        Rockland IDA (DC)                            8.000           03/01/2013             2,090          2,260,022
                        Suffolk IDA (Dowling College)                6.625           06/01/2024             2,000          2,081,500
                        Suffolk IDA (Dowling College)                6.700           12/01/2020             1,870          1,926,362
                        Suffolk IDA (Dowling College)                8.250           12/01/2000 (p)           965          1,107,820
                        University of V. I.                          7.250           10/01/2004             1,205          1,287,892
                        University of V. I.                          7.700           10/01/2019             3,570          3,926,822
                        University of V. I.                          7.750           10/01/2024             5,175          5,691,155
                        Yates IDA (Keuka College)                    8.750           08/01/2015             1,960          2,236,360
                        Yates IDA (Keuka College)                    9.000           08/01/2011             1,095          1,217,629
------------------------------------------------------------------------------------------------------------------------------------
Adult Living            Batavia Hsg. Auth. (Trocaire Place)          8.750           04/01/2025             3,850          4,072,030
Facilities              Middleton IDA (Southwinds)                   8.375           03/01/2018             3,740          3,803,243
2.9%                    Orange IDA (Glen Arden)                      8.250           01/01/2002            18,025         18,578,187
$67,130,572             Orange IDA (Glen Arden)                      8.875           01/01/2025            23,985         25,884,852
                        Tompkins IDA (Kendall at Ithaca)             7.625           06/01/2009               925            935,721
                        Tompkins IDA (Kendall at Ithaca)             7.875           06/01/2024             5,465          5,573,262
                        Tompkins IDA (Kendall at Ithaca)             7.875           06/01/2015             2,790          2,858,690
                        Union Hsg. Auth. (Methodist Homes)           7.625           11/01/2016             2,470          2,662,586
                        Union Hsg. Auth. (Methodist Homes)           8.050           04/01/99                 105            110,921
                        Union Hsg. Auth. (Methodist Homes)           8.150           04/01/2000               110            116,889
                        Union Hsg. Auth. (Methodist Homes)           8.250           04/01/2001               120            127,660
                        Union Hsg. Auth. (Methodist Homes)           8.350           04/01/2002               150            159,753
                        Union Hsg. Auth. (Methodist Homes)           8.500           04/01/2012             2,010          2,246,778
------------------------------------------------------------------------------------------------------------------------------------
NonProfit               Albany IDA (Albany Rehab.)                   8.375           06/01/2023             1,035          1,084,307
Organization            Columbia IDA (Berkshire Farms)               6.900           12/15/2004               760            796,769
2.7%                    Columbia IDA (Berkshire Farms)               7.500           12/15/2014             1,855          1,993,272
$61,600,756             Geneva IDA (FLCP)                            8.250           11/01/2004               770            828,482
                        Monroe IDA (Al Sigl Center)                  7.250           12/15/2015             1,590          1,628,748
                        Monroe IDA (DePaul CF)                       6.450           02/01/2014               880            940,738
                        Monroe IDA (DePaul CF)                       6.500           02/01/2024             1,285          1,365,929
                        Monroe IDA (DePaul Properties)               8.300           09/01/2002               470            502,604
                        Monroe IDA (DePaul Properties)               8.800           09/01/2021             4,605          4,870,662
                        NYC IDA (Blood Center)                       7.200           05/01/2004 (p)           500            571,905
                        NYC IDA (Blood Center)                       7.250           05/01/2004 (p)         3,000          3,480,750
                        NYC IDA (CCM)                                7.875           12/01/2016             1,770          1,815,064
                        NYC IDA (CCM)                                8.000           12/01/2011             2,055          2,098,402
                        NYC IDA (EPG)                                7.500           07/30/2003            10,355         11,240,870
                        NYC IDA (Fund for NYC Project)               7.625           07/01/2010             1,000          1,066,360
                        NYC IDA (Graphic Artists)                    8.250           12/30/2023             1,280          1,336,717
                        NYC IDA (JBFS)                               6.750           12/15/2012             6,040          6,265,050
                        NYC IDA (Lighthouse)                         6.500           07/01/2022             1,000          1,057,950

Rochester Fund Municipals
Statement of Investments
December 31, 1996

                                                                                                      Face Amount
                        Description                                  Coupon           Maturity       (000) Omitted     Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        NYC IDA (NY Hostel Co.)                      6.750 %         01/01/2004      $      1,175    $     1,181,427
                        NYC IDA (NY Hostel Co.)                      7.600           01/01/2017             4,400          4,450,292
                        NYC IDA (OHEL)                               8.250           03/15/2023             3,435          3,527,779
                        NYC IDA (PRFFP)                              7.000           10/01/2016               815            872,694
                        NYC IDA (Psycho Therapy)                     9.625           04/01/2010               755            820,526
                        NYC IDA (St. Christoper Ottilie)             7.500           07/01/2021             4,140          4,451,990
                        UCP Chemung County                           6.600           08/01/2022             1,000          1,050,150
                        Westchester IDA (JBFS)                       6.750           12/15/2012             2,220          2,301,319
---------------------------------------------------------------------------------------------------------------------------------
Education               Brookhaven IDA (Interdisciplinary School)    8.500           12/01/2004               590            629,353
2.4%                    Brookhaven IDA (Interdisciplinary School)    9.500           12/01/2019             3,220          3,539,585
$56,401,753             Columbia IDA (ARC)                           7.750           06/01/2005               715            762,405
                        Columbia IDA (ARC)                           8.650           06/01/2018             2,660          2,814,918
                        Islip IDA (Leeway School)                    9.000           08/01/2021               970          1,031,343
                        Montgomery IDA (New Dimension)               8.900           05/01/2016             1,095          1,183,848
                        Nassau IDA (ACLDD)                           8.125           10/01/2022             2,725          2,806,832
                        NYC IDA (BHMS)                               8.400           09/01/2002               230            234,924
                        NYC IDA (BHMS)                               8.500           01/01/2027             3,075          3,082,565
                        NYC IDA (BHMS)                               8.900           09/01/2011               660            698,999
                        NYC IDA (BHMS)                               9.200           09/01/2021             1,690          1,827,532
                        NYC IDA (Eden II)                            7.750           06/01/2004               450            468,990
                        NYC IDA (Eden II)                            8.750           06/01/2019             2,505          2,669,453
                        NYC IDA (Hebrew Academy)                    10.000           03/01/2021             2,315          2,551,500
                        NYC IDA (St. Bernard's School)               7.000           12/01/2021             5,115          5,243,642
                        NYC IDA (Summit School)                      7.250           12/01/2004               190            195,696
                        NYC IDA (Summit School)                      8.250           12/01/2024             1,485          1,528,303
                        NYC IDA (UN School)                          6.350           12/01/2015             1,000            997,860
                        Orange IDA (Mental)                          7.800           07/01/2011               495            561,360
                        Saratoga IDA (ARC)                           8.400           03/01/2013             1,395          1,447,592
                        Suffolk IDA (Devel. Disabilities)            7.375           03/01/2003             1,035          1,059,995
                        Suffolk IDA (Devel. Disabilities)            8.750           03/01/2023             9,675         10,320,806
                        Wayne IDA (ARC)                              7.250           03/01/2003               515            529,178
                        Wayne IDA (ARC)                              8.375           03/01/2018             2,925          3,011,873
                        Westchester IDA (Clearview School)           9.375           01/01/2021             1,469          1,602,005
                        Westchester IDA (JDAM)                       6.750           04/01/2016             1,560          1,596,192
                        Yonkers IDA (Westchester)                    7.375           12/30/2003               395            407,241
                        Yonkers IDA (Westchester)                    8.750           12/30/2023             3,375          3,597,763
------------------------------------------------------------------------------------------------------------------------------------
Corporate Backed        Albany IDA (Albany Golf)                     7.500           05/01/2012               400            420,908
1.9%                    Albany IDA (Kenwood Assoc.)                  9.250 (d)       09/01/2010             2,735          2,193,990
$44,042,633             Auburn IDA (Wegmans)                         7.250           12/01/98                 125            126,534
                        Broome IDA (Industrial Park)                 7.550           12/01/2000               190            195,700
                        Broome IDA (Industrial Park)                 7.600           12/01/2001               195            200,850
                        Dutchess IDA (Merchants Press)               7.950 (d)       06/30/2002             1,800          1,706,346
                        Dutchess IDA (Merchants Press)               9.000 (d)       06/30/2022             4,590          4,255,068
                        Erie IDA (Affordable Hospitality)            9.250           12/01/2015             3,610          3,685,377
                        Erie IDA (Air Cargo)                         8.250           10/01/2007             1,455          1,505,037
                        Erie IDA (Air Cargo)                         8.500           10/01/2015             2,380          2,493,740
                        Fulton IDA (Crossroads Incubator)            8.500           12/15/98   (a)           160            162,400
                        Hudson IDA (Northside)                       9.000           12/01/2009               455            494,212
                        Islip IDA (WJL Realty)                       7.800           03/01/2003                50             53,166
                        Islip IDA (WJL Realty)                       7.850           03/01/2004               100            106,474
                        Islip IDA (WJL Realty)                       7.900           03/01/2005               100            106,616
                        Islip IDA (WJL Realty)                       7.950           03/01/2010               500            532,450
                        Monroe IDA (Canal Ponds)                     7.000           06/15/2013               900            964,782
                        Monroe IDA (Cottrone Devel.)                 9.500           12/01/2010             2,358          2,552,746
                        Monroe IDA (De Carolis)                      7.500           01/30/2005               402            402,199
                        Monroe IDA (Morrell/Morrell)                 7.000           12/01/2007             2,172          2,203,559
                        Monroe IDA (Piano Works)                     7.625           11/01/2016             4,330          4,368,450
                        Monroe IDA (West End Business)               6.750           12/01/2004               575            585,471
                        Monroe IDA (West End Business)               6.750           12/01/2004               140            142,549
                        Monroe IDA (West End Business)               6.750           12/01/2004                75             76,366
                        Monroe IDA (West End Business)               8.000           12/01/2014               515            547,172
                        Monroe IDA (West End Business)               8.000           12/01/2014             1,375          1,460,896
                        Monroe IDA (West End Business)               8.000           12/01/2014               170            180,618
                        Monroe IDA (West End Business)               8.000           12/01/2014               345            366,552
                        Niagara IDA (Maryland Maple)                10.250           11/15/2009             1,090          1,162,943

Rochester Fund Municipals
Statement of Investments
December 31, 1996

                                                                                                      Face Amount
                        Description                                  Coupon           Maturity       (000) Omitted     Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        Niagara IDA (Sevenson Hotel)                 6.600 %         05/01/2007      $      1,900    $     1,934,561
                        NYC IDA (ALA Realty)                         7.500           12/01/2010             1,035          1,065,450
                        NYC IDA (ALA Realty)                         8.375           12/01/2015             1,450          1,569,553
                        NYC IDA (Loehmann's)                         9.500           12/31/2004               845            863,320
                        Suffolk IDA (Rimland Facilities)             6.188 (v)       12/01/2009             1,670          1,619,900
                        Syracuse IDA (Rockwest Center II)            7.625           12/01/2010               980            994,906
                        Syracuse IDA (Rockwest Center II)            8.625           12/01/2015             1,470          1,536,503
                        Syracuse IDA (Rockwest Center I)             8.000           06/01/2013             1,150          1,205,269
------------------------------------------------------------------------------------------------------------------------------------
Telephone Utilities     Puerto Rico Telephone Auth. RIBS             7.067 (f)       01/01/2015            16,550         16,156,938
1.4%,  $32,075,688      Puerto Rico Telephone Auth. RIBS (e)         7.936 (f)       01/01/2020            15,000         15,918,750
---------------------------------------------------------------------------------------------------------------------------------
Manufacturing,          Babylon IDA (JFB & Sons Lithographers)       7.625           12/01/2006             1,180          1,182,655
Non-Durable             Babylon IDA (JFB & Sons Lithographers)       8.625           12/01/2016             2,570          2,576,451
Goods                   Herkimer IDA (Burrows Paper)                 7.250           01/01/2001             2,295          2,237,900
1.1%                    Herkimer IDA (Burrows Paper)                 8.000           01/01/2009             2,440          2,402,985
$24,716,112             Middleton IDA (Fleurchem)                    8.000           12/01/2016               905            938,349
                        Monroe IDA (Cohber)                          7.550           12/01/2001                10             10,507
                        Monroe IDA (Cohber)                          7.650           12/01/2002                10             10,525
                        Monroe IDA (Cohber)                          7.700           12/01/2003                10             10,533
                        Monroe IDA (Cohber)                          7.850           12/01/2009               170            179,365
                        NYC IDA (Amster Novelty)                     8.000           12/01/2010               530            539,476
                        NYC IDA (Amster Novelty)                     8.375           12/01/2015               790            820,755
                        NYC IDA (Atlantic Veal & Lamb)               8.375           12/01/2016             1,160          1,164,965
                        NYC IDA (Promotional Slideguide)             7.500           12/01/2010               710            705,839
                        NYC IDA (Promotional Slideguide)             7.875           12/01/2015             1,065          1,077,908
                        NYC IDA (Streamline Plastics)                7.750           12/01/2015               585            599,648
                        NYC IDA (Streamline Plastics)                8.125           12/01/2025             1,275          1,329,047
                        NYC IDA (Visy Paper)                         7.950           01/01/2028             4,000          4,266,360
                        Putnam IDA (Brewster Plastics)               8.500           12/01/2016             1,990          2,042,496
                        Ulster IDA (Brooklyn Bottling)               7.800           06/30/2002               595            615,171
                        Ulster IDA (Brooklyn Bottling)               8.600           06/30/2022             1,915          2,005,177
------------------------------------------------------------------------------------------------------------------------------------
Highways,               MTA YCR (e)                                  3.882 (f)       07/01/2013             9,400          9,353,000
Commuter Facilities     MTA YCR (e)                                  3.882 (f)       07/01/2022             3,000          2,823,750
1.1%                    MTA (Transit) IVRC (e)                       6.360 (f)       07/01/2011            10,000          9,987,500
$24,407,149             NYS Thruway                                  0.000           01/01/2003             1,000            720,450
                        NYS Thruway                                  0.000           01/01/2004             2,000          1,356,860
                        NYS Thruway                                  0.000           01/01/2005               260            165,589
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities           NYS ERDA (Brooklyn Union Gas)                7.000           12/01/2020                70             71,407
1.0%                    NYS ERDA (Brooklyn Union Gas) RIBS           7.538 (f)       07/08/2026             3,000          2,752,500
$23,089,907             NYS ERDA (Brooklyn Union Gas) RIBS           8.721 (f)       04/01/2020             7,000          7,700,000
                        NYS ERDA (Brooklyn Union Gas) RIBS           9.868 (f)       07/01/2026            10,300         12,566,000
------------------------------------------------------------------------------------------------------------------------------------
Other                   Franklin SWMA                                6.250           06/01/2003 (p)         1,060          1,169,954
0.5%                    Franklin SWMA                                6.250           06/01/2015             2,195          2,183,937
$11,850,704             Montgomery IDA (Amsterdam)                   7.250           01/15/2019             5,860          6,060,822
                        Municipal Assistance Corp. for Troy, NY      0.000           01/15/2022             1,021            248,679
                        Municipal Assistance Corp. for Troy, NY      0.000           07/15/2021               673            168,927
                        Peekskill IDA (Karta)                        9.000           07/01/2010             1,834          1,901,211
                        St. Lawrence County (SWDA)                   8.250           01/01/99   (p)            10             10,882
                        St. Lawrence County (SWDA)                   8.875           01/01/98   (p)           100    $       106,292
------------------------------------------------------------------------------------------------------------------------------------
Total municipal bond investments, at value (cost $2,194,470,034) - 99.8%                                             $ 2,302,671,637
------------------------------------------------------------------------------------------------------------------------------------
Other assets and liabilities (net) - 0.2%                                                                                  5,178,542
                                                                                                                     ---------------
Net assets - 100.0%                                                                                                  $ 2,307,850,179
                                                                                                                     ===============

(a)  Date of mandatory put; final maturity 12/15/2008.
(b)  Date of mandatory put; final maturity 06/01/2008.
(c)  Security will convert to a fixed coupon at a future date prior to maturity.
(d)  Non-income accruing security.
(e)  Illiquid security.
(f) Interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 1996.
(p)  Date of pre-refunded call.
(v)  Variable rate security that fluctuates as a percentage of prime rate.

                 See accompanying Notes to Financial Statements.

Portfolio Abbreviations

To simplify the listings of Rochester Fund Municipals' holdings in the Statement of Investments, we have abbreviated the descriptions of many of the securities per the table below:

ACLDD   Adults and Children with Learning            IRS         Inverse Rate Security
          and Developmental Disabilities             ITEME       Industrial Tourist Educational Medical
ARC     Association of Retarded Citizens                          and Environmental
ASSC    Annie Schaffer Senior Center                 IVRC        Inverse Variable Rate Certificate
BANS    Bond Anticipation Notes                      JBFS        Jewish Board of Family Services
BHMS    Brooklyn Heights Montessori School           JDAM        Julia Dyckman Angus Memorial
BLH     Bronx Lebanon Hospital                       LEVRRS      Leveraged Reverse Rate Security
BOCES   Board of Cooperative Educational Services    LGSC        Local Government Services Corporation
CARS    Complimentary Auction Rate Security          L.I.        Long Island
CCM     Comprehensive Care Management                LILCO       Long Island Lighting Corporation
CDC     Community Development Corporation            MMC         Marymount Manhattan College
CEK     Cyril E. King                                MMP         Millbrook Millwork Project
CF      Community Facilities                         MTA         Metropolitan Transit Authority
CGH     Community General Hospital                   NIMO        Niagara Mohawk Power Corporation
CNR     College of New Rochelle                      PRFFP       Puerto Rico Family Foundation Project
Con Ed  Consolidated Edison Co.                      Res Rec     Resource Recovery Facility
COP     Certificate of Participation                 RGH         Rochester General Hospital
DC      Dominican College                            RG&E        Rochester Gas & Electric
EHC     Elderly Housing Corporation                  RIBS        Residual Interest Bonds
EHL     Engine Hook and Ladder                       RITES       Residual Interest Tax Exempt Security
EPG     Elmhurst Parking Garage                      SCSB        Schuyler Community Services Board
ERDA    Energy Research and                          SONYMA      State of New York Mortgage Agency
          Development Authority                      SWDA        Solid Waste Disposal Authority
E,E&T   Ear, Eye and Throat                          SWMA        Solid Waste Management Authority
FLCP    Finger Lakes Cerebral Palsy                  TEMEC       Tourist, Educational, Medical and
GAINS   Growth and Income Securities                               Environmental Control
GO      General Obligation                           UCP         United Cerebral Palsy
HB&F    Housing Bank and Finance                     UDC         Urban Development Corporation
HDC     Housing Development Corporation              UFA         Utica Free Academy
HELP    Homeless Economic Loan Program               UN          United Nations
HFA     Housing Finance Agency                       WWH         Wyandach/Wheatley Heights
HFC     Housing Finance Corporation                  YCN         Yield Curve Note
H&N     Hospital and Nursing                         YCR         Yield Curve Receipt
IDA     Industrial Development Authority             V. I.       United States Virgin Islands

======================================================================================================

Asset Composition Table - December 31, 1996
(Unaudited) (As a percentage of total investments)

           Percentage
 Rating   of Investments
------------------------
    AAA              18.5%
     AA              15.0%
      A              23.3%
    BBB              23.5%
     BB               6.0%
      B               2.4%
    CCC               0.0%
     CC               0.0%
      C               0.0%
Not Rated            11.3%
          --------------
  Total             100.0%
          ==============

All unrated bonds are backed by mortgage liens and guarantees by the issuer. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade are included in the "Not Rated" category. For further information see "Credit Quality" in the Prospectus.

                            Rochester Fund Municipals

================================================================================

             Statement of Assets and Liabilities - December 31, 1996

Assets
   Investments, at value
     (Cost $2,194,470,034)                                      $ 2,302,671,637
   Receivables:
     Interest                                                        38,260,232
     Shares of beneficial interest sold                               2,809,607
     Investments sold                                                 1,045,994
   Other                                                              2,811,075
                                                                ---------------
     Total assets                                                 2,347,598,545
                                                                ---------------
Liabilities
   Payables and other liabilities:
     Bank overdraft                                                     252,728
     Demand note payable to bank
       (interest rate 7.60% at 12/31/96)                             27,100,000
     Investments purchased                                            8,952,318
     Dividends                                                          786,842
     Shares of beneficial interest redeemed                           2,043,236
     Trustees' fees                                                     509,500
     Other                                                              103,742
                                                                ---------------
     Total liabilities                                               39,748,366
                                                                ---------------
Net Assets                                                      $ 2,307,850,179
                                                                ===============
Composition of Net Assets
  Paid-in capital                                               $ 2,256,905,794
  Undistributed net investment  income                                1,979,870
  Accumulated net realized loss on
    investment transactions                                         (59,237,088)
  Net unrealized appreciation on investments                        108,201,603
                                                                ---------------
  Net assets                                                    $ 2,307,850,179
                                                                ===============
Net Asset Value Per Share
  Net asset value and redemption price per share
    (based on net assets of $2,307,850,179 and
    128,245,804 shares of beneficial interest
    outstanding)                                                $         18.00
                                                                ===============
  Maximum offering price per share (net asset
    value plus sales charge of 4.00% of offering
    price)                                                      $         18.75
                                                                ===============

================================================================================

Statement of Operations
For the Year Ended December 31, 1996


Investment Income:
   Interest                                                       $ 153,669,200
                                                                  -------------
Expenses:
   Management fees                                                   10,418,738
   Distribution and service plan fees                                 3,245,654
   Transfer and shareholder servicing agent fees                      1,242,719
   Accounting service fees                                              660,089
   Shareholder reports                                                  412,478
   Trustees' fees and expenses                                          327,250
   Custodian fees and expenses                                          269,909
   Legal and auditing fees                                               92,094
   Registration and filing fees                                          89,860
   Other                                                                208,281
   Interest                                                             890,390
                                                                  -------------
     Total expenses                                                  17,857,462
     Less expenses paid indirectly                                      (23,621)
                                                                  -------------
     Total net expenses                                              17,833,841
                                                                  -------------
Net Investment Income                                               135,835,359
                                                                  -------------
Realized and Unrealized Loss:
     Net realized loss on investments                                (3,568,327)
     Net change in unrealized appreciation
      or depreciation on investments                                (15,226,664)
                                                                  -------------
Net realized and unrealized loss                                    (18,794,991)
                                                                  -------------
Net Increase in Net Assets
  Resulting From Operations                                       $ 117,040,368
                                                                  =============


Statements of Changes in Net Assets
Year Ended December 31,                             1996              1995
                                                    ----              ----

Increase in Net Assets -
Operations:

  Net investment income                       $   135,835,359   $   125,186,936
  Net realized loss                                (3,568,327)      (10,724,838)
  Net change in unrealized appreciation
   or depreciation                                (15,226,664)      222,374,949
                                              ---------------   ---------------
Net increase in net assets
  resulting from operations                       117,040,368       336,837,047
                                              ---------------   ---------------
Dividends to Shareholders From:
  Net investment income                          (136,511,912)     (124,417,144)
                                              ---------------   ---------------
Beneficial Interest Transactions:
  Sold                                            355,593,044       292,964,245
  Dividends and distributions reinvested           71,854,295        67,511,771
  Redeemed                                       (245,389,573)     (218,931,015)
                                              ---------------   ---------------
Net increase in net assets resulting from
  beneficial interest transactions                182,057,766       141,545,001
                                              ---------------   ---------------
Net Assets:
Total increase                                    162,586,222       353,964,904
Beginning of period                             2,145,263,957     1,791,299,053
                                              ---------------   ---------------
End of period (including undistributed
   net investment income of $1,979,870
   and $2,633,000, respectively)              $ 2,307,850,179   $ 2,145,263,957
                                              ===============   ===============



   See accompanying Notes to Financial Statements.

Rochester Fund Municipals
Financial Highlights

                                                                         Year Ended December 31,
                                                       1996         1995         1994        1993        1992
                                                   ------------  ----------  ----------- -----------  --------
Per Share Operating Data:
Net asset value, beginning of period                  $18.18       $16.31       $19.00       $17.65     $17.01
                                                   ---------    ---------    ---------    ---------    -------

Income (loss) from investment operations:
  Net investment income                                 1.10         1.10         1.13         1.17       1.20
  Net realized and unrealized gain (loss)              (0.18)        1.86        (2.68)        1.35       0.64
                                                   ---------    ---------    ---------    ---------    -------

Total income from investment operations                 0.92         2.96        (1.55)        2.52       1.84
                                                   ---------    ---------    ---------    ---------    -------

Dividends and distributions to shareholders:
  Dividends from net investment income                 (1.10)       (1.09)       (1.13)       (1.17)     (1.20)
  Undistributed net investment income -
    prior year                                          --           --          (0.01)        --         --
  Distributions from net realized gain                  --           --           --           --         --
                                                   ---------    ---------    ---------    ---------    -------

Total dividends and distributions to shareholders      (1.10)       (1.09)       (1.14)       (1.17)     (1.20)
                                                   ---------    ---------    ---------    ---------    -------

Net asset value, end of period                        $18.00       $18.18       $16.31       $19.00     $17.65
                                                   =========    =========    =========    =========    =======

Total Return, at Net Asset Value (a)                   5.37%       18.58%       (8.35%)      14.60%     11.19%

Ratios/Supplemental Data:
  Net assets, end of period (in millions)             $2,308       $2,145       $1,791       $1,794       $997
  Average net assets (in millions)                    $2,191       $2,005       $1,847       $1,449       $717
  Ratios to average net assets:
    Net investment income                              6.20%        6.25%        6.43%        6.21%      6.79%
    Expenses (b)                                       0.82%        0.82%        0.84%        0.75%      0.84%
    Expenses (excluding interest) (b) (c)              0.77%        0.78%        0.73%        0.64%      0.70%
  Portfolio turnover rate (d)                         13.34%       14.59%       34.39%       18.27%     29.99%

--------------------------------------------------------------------------------------------------------------

(a) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(b) Beginning in fiscal 1995, the expense ratios reflect the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
(c) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
(d) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $449,938,295 and $290,605,385, respectively.

     Per share information has been determined based on average shares outstanding for the period.

     See accompanying Notes to Financial Statements.

Rochester Fund Municipals
Notes to Financial Statements
December 31, 1996

Note 1. Significant Accounting Policies:

Rochester Fund Municipals (the Fund), which is organized as a business trust under the laws of the Commonwealth of Massachusetts, conducted operations as a closed-end investment company from December, 1982 until May 15, 1986, at which time it commenced operations as an open-end investment company. The Fund's investment objective is to provide as high a level of interest income exempt from federal, New York State and New York City personal income taxes as is consistent with prudent investing while seeking preservation of shareholders' capital.

On January 4, 1996, Rochester Capital Advisors, L.P. (RCA, L.P.), the Fund's investment adviser, Rochester Fund Distributors, Inc., (RFD), the Fund's principal underwriter, and Rochester Fund Services, Inc. (RFS), the Fund's shareholder servicing, accounting and pricing agent, consummated a transaction with OppenheimerFunds, Inc. (the Manager), which resulted in the sale to the Manager of certain assets of RCA, L.P., RFD and RFS, including the transfer of the investment advisory agreement and other contracts with the Fund and the use of the name "The Rochester Funds."

The following is a summary of significant accounting policies consistently followed by the Fund.

Investment Valuation and Transactions. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Long-term debt securities are valued at the mean between the bid and asked price using information available from a portfolio pricing service approved by the Board of Trustees, dealer-supplied valuations, provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current value, or analysis of various relationships between comparable securities. Securities for which market quotations are not readily available are valued at fair value under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Cost is determined and realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. In computing net investment income, the Fund amortizes premiums and accretes original issue discount. For municipal bonds purchased after April 30, 1993 and subsequently sold at a gain, market discount is accreted at the time of sale (to the extent of the lesser of the accrued market discount or the disposition gain) and is treated as taxable income, rather than capital gain.

Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of December 31, 1996, the Fund had no outstanding when-issued or forward commitments.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At December 31, 1996, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $59,099,600 which expires between 2000 and 2004.

Trustees' Fees and Expenses. In January, 1995, the Board of Trustees of the Fund adopted a retirement plan for its independent trustees. Upon retirement, eligible trustees receive annual payments based upon their years of service. The plan is not funded. In connection with the sale of certain assets of RCA, L.P. and other affiliates to the Manager, all but one of the independent trustees retired effective January 4, 1996. The retirement plan expense, which is included in trustees' fees and expenses, amounted to $278,000 for the year ended December 31, 1996. Payments of $40,500 were made to retired trustees during the year ending December 31, 1996. At December 31, 1996, the Fund had recognized an accumulated liability of $499,500. The retirement plan, as amended and restated on October 16, 1995, provides that no independent trustee of the Fund who is elected after September 30, 1995 may be eligible to receive benefits thereunder.

Distributions to Shareholders. Income dividends are declared and recorded each day the New York Stock Exchange is open for business based on the projected net investment income for a period, usually one month, calculated as if earned pro rata throughout the period on a daily basis. Such dividends are paid monthly. Distributions from net realized gains on investments, if any, are recorded on the ex-dividend date and paid annually.

Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

During the year ended December 31, 1996, the Fund adjusted the classification of net investment income and net realized gain (loss) to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. During the year ended December 31, 1996, amounts have been reclassified to reflect a decrease in paid-in capital of $82,628, a decrease in an accumulated net realized loss of $59,204, and an increase in undistributed net investment income of $23,424.

Concentration in New York Issuers. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2. Shares of Beneficial Interest:

The Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, par value $.01 per share. Transactions in shares of beneficial interest were as follows:

Year Ended December 31,                               1996                1995
                                                      ----                ----

Sold                                                20,027,352       16,778,524
Dividends and distributions reinvested               4,049,796        3,857,323
Redeemed                                           (13,850,487)     (12,475,987)
                                                  ------------     ------------

Net increase in shares outstanding                  10,226,661        8,159,860
Shares outstanding, beginning of period            118,019,143      109,859,283
                                                  ------------     ------------

Shares outstanding, end of period                  128,245,804      118,019,143
                                                  ============     ============

Note 3. Portfolio Information:

The Fund held $351,619,487 in inverse floating rate municipal bonds at December 31, 1996, comprising approximately 15.24% of net assets.

During 1996, 10.54% of interest income was derived from investments in U.S. territories which are exempt from federal, all states, and New York City income taxes.

At December 31, 1996, net unrealized appreciation on investments of $108,201,603 was composed of gross appreciation of $116,613,463, and gross depreciation of $8,411,860.

Unrealized appreciation (depreciation) at December 31, 1996 based on cost of investments for federal income tax purposes of $2,194,607,522 was:

Gross unrealized appreciation          $116,501,348
Gross unrealized depreciation           (8,437,234)
                                     ----------------

Net unrealized appreciation            $108,064,114
                                     ================

Note 4. Management Fees and Other Transactions With Affiliates:

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee based on an annual rate of 0.54% of average daily net assets up to $100 million, 0.52% of average daily net assets in excess of $100 million to $250 million, 0.47% of average daily net assets in excess of $250 million to $2 billion, 0.46% of average daily net assets in excess of $2 billion to $5 billion, and 0.45% of average daily net assets in excess of $5 billion. During 1996, the Fund paid $113,595 to RCA, L.P. (the former manager) and $10,305,143 to the Manager for management and investment advisory services.

Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During 1996, the Fund paid $7,180 to RFS (the former accounting and pricing agent) and $652,909 to the Manager for accounting and pricing services.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund. The transfer and shareholder servicing agent fee paid by the Fund is based on an annual maintenance fee of $24.12 for each shareholder account. During 1996, the Fund paid $13,137 to RFS (the former shareholder servicing agent) and $1,229,582 to OFS.

For the year ended December 31, 1996, commissions (sales charges paid by investors) totaled $9,802,584, of which $1,377,087 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by affiliated broker/dealers.

The Fund has adopted a Service Plan to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts. Reimbursement is made monthly at an annual rate that may not exceed 0.25% per annum of average daily net assets of the Fund. Currently, the Board of Trustees has limited the rate to 0.15% per annum of average daily net assets. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold shares of the Fund. During the year ended December 31, 1996, OFDI paid $7,818 to an affiliated broker/dealer as reimbursement for personal service and maintenance expenses.

Note 5. Bank Borrowings:

The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with two other Rochester Division funds managed by the Manager in an unsecured line of credit with a bank, which permits borrowings up to $70 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the New York Interbank Offer Rate (NIBOR) plus 0.75%. Borrowings are payable on demand.

The Fund had borrowings of $27,100,000 outstanding at December 31, 1996. For the year ended December 31, 1996, the average monthly loan balance was $14,152,424 at an average interest rate of 6.172%. The maximum amount of borrowings outstanding at any month-end was $49,370,000.

Report of Independent Accountants

To the Shareholders and Trustees of Rochester Fund Municipals

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Rochester Fund Municipals (the
Fund) at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Rochester, New York
January 24, 1997

--------------------------------------------------------------------------------

Federal Tax Information (Unaudited)

In early 1997, shareholders received information regarding all dividends and distributions paid to them by the Fund during calendar year 1996. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

None of the dividends paid by the Fund during the year ended December 31, 1996 are eligible for the corporate dividend- received deduction. 100% of the dividends were derived from interest on municipal bonds and are not subject to federal, New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (89.46%), Guam (3.14%), Puerto Rico (4.21%), Virgin Islands (3.02%), American Samoa (0.17%).

During 1996, 36.75% of this tax-exempt income was derived from "private activity bonds". These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the alternative minimum tax, the interest from these bonds is considered a preference item.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

                      -------------------------------------
                      OppenheimerFunds Family
                      -------------------------------------

===================================================================================================
                      OppenheimerFunds offers over 50 funds designed to fit virtually every investment goal. Whether you're investing for retirement, your children's education or tax-free income, we have the funds to help you seek your objective.

                           When you invest with OppenheimerFunds, you can feel comfortable knowing that you are investing with a respected financial institution with over 35 years of experience in helping people just like you reach their financial goals. And you're investing with a leader in global, growth stock and flexible fixed-income investments--with over 3 million shareholder accounts and more than $60 billion under OppenheimerFunds' management and that of our affiliates.

                           At OppenheimerFunds we don't charge a fee to exchange shares. And you can exchange shares easily by mail or by telephone.(1) For more information on
                      Oppenheimer funds, please contact your financial adviser or call us at
                      1-800-525-7048 for a prospectus. You may also write us at the address shown on the back cover. As always, please read the prospectus carefully before you invest.

===================================================================================================
Stock Funds           Developing Markets Funds                 Growth Fund
                      Global Emerging Growth Fund              Global Fund
                      Enterprise Fund(2)                       Quest Global Value Fund
                      International Growth Fund                Disciplined Value Fund
                      Discovery Fund                           Oppenheimer Fund
                      Quest Small Cap Value Fund               Value Stock Fund
                      Gold & Special Minerals Fund             Quest Value Fund
                      Capital Appreciation Fund(3)

===================================================================================================
Stock & Bond Funds    Main Street Income & Growth Fund         Equity Income Fund
                      Quest Opportunity Value Fund             Disciplined Allocation Fund
                      Total Return Fund                        Asset Allocation Fund
                      Quest Growth & Income Value Fund         Strategic Income & Growth Fund
                      Global Growth & Income Fund              Bond Fund for Growth

===================================================================================================
Bond Funds            International Bond Fund                  Bond Fund
                      High Yield Fund                          U.S. Government Trust
                      Champion Income Fund                     Limited-Term Government Fund
                      Strategic Income Fund

===================================================================================================
Municipal Funds       California Municipal Fund(4)             Insured Municipal Fund
                      Florida Municipal Fund(4)                Intermediate Municipal Fund
                      New Jersey Municipal Fund(4)
                      New York Municipal Fund(4)               Rochester Division
                      Pennsylvania Municipal Fund(4)           Rochester Fund Municipals
                      Municipal Bond Fund                      Limited Term New York Municipal Fund

===================================================================================================
Money Market Funds(5) Money Market Fund                        Cash Reserves

===================================================================================================
LifeSpan              Growth Fund                              Income Fund
                      Balanced Fund


                      1. Exchange privileges are subject to change or termination. Shares may be exchanged only for shares of the same class of eligible funds.
                      2. Effective 4/1/96, the Fund is closed to new investors.
                      3. On 12/18/96, the Fund's name was changed from "Target Fund."
                      4. Available only to investors in certain states.
                      5. An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.
                      Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.,
                      Two World Trade Center, New York, NY 10048-0203.
                      (c) Copyright 1997 OppenheimerFunds, Inc. All rights reserved.

--------------------------------------
TAX-FREE INCOME
--------------------------------------

     Rochester Fund Municipals provides individual investors with the opportunity to earn income free of federal, New York State and New York City taxes, if applicable,1 yet many investors remain unaware of how advantageous tax-free income can be.

     For example, to match the after-tax return of a 5.5% tax-free yield, a resident of New York City in the 38.4% combined tax bracket would have to find a taxable investment yielding 8.9%.

     The specific advantages of tax-free investing for your tax situation may be different and we encourage you to develop a long range financial plan with your financial consultant.

1. A portion of the Fund's income distributions may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the alternative minimum tax, some of the Fund's distributions may increase that tax.

===============================================================================================================================
                                                 TAX EXEMPT VS. TAXABLE YIELDS

                                                 Effective                                 Effective
                                                    Tax             Taxable Rate              Tax              Taxable Rate
                                                  Bracket          Needed to Equal          Bracket           Needed to Equal
1997 Taxable Income                            NYC Residents   Current Tax-Free Rate     NYS Residents    Current Tax-Free Rate
-------------------------------------------------------------------------------------------------------------------------------
Single Return          Joint Return                                5.5%    6.0%                               5.5%    6.0%
-------------------------------------------------------------------------------------------------------------------------------
$20,001 - $24,650      $40,001  - $41,200          24.0%           7.2%    7.9%              20.8%            7.0%    7.6%
$24,651 - $59,750      $41,201  - $99,600          35.7%           8.6%    9.3%              32.9%            8.2%    9.0%
$59,751 - $124,650     $99,601  - $151,750         38.4%           8.9%    9.7%              35.7%            8.6%    9.3%
$124,651 - $271,050    $151,751 - $271,050         42.9%           9.6%   10.5%              40.4%            9.2%   10.1%
over $271,050          over $271,050               46.1%          10.2%   11.1%              43.7%            9.8%   10.7%
===============================================================================================================================

The tax information and brackets listed above are believed to be current at the present time. The table assumes that an investor's highest tax bracket applies to the change in taxable income resulting from a switch between taxable and non-taxable investments, that the investor is not subject to the alternative minimum tax and that state tax payments are fully deductable from federal tax payments. Your actual bracket will vary depending on your income, investments and deductions. You should consult your tax adviser regarding current tax legislation and how tax laws affect your own personal financial situation. These calculations are for illustrative purposes only and are not intended to show the Fund's performance.

               --------------------------------
               And Community Support
               --------------------------------

     In addition to the investment advantages of tax-free income, municipal bonds also provide for much of the infrastructure of the communities in which we live. The efforts undertaken to strengthen our portfolio help us include issues that provide the financing for a wide variety of worthwhile projects in New York State.

     Public and private colleges, primary schools for special education and mortgages for first-time home buyers are just a few of the programs that benefit from your investment in the Rochester Fund
Municipals.


                            Rochester Fund Municipals

[LOGO]  ROCHESTER
        FUND
        MUNICIPALS

        The Rochester Funds
        A Division of OppenheimerFunds, Inc.
        350 Linden Oaks
        Rochester, NY 14625-2807
        716-383-1300

        Investment Adviser
        OppenheimerFunds, Inc.
        Two World Trade Center
        New York, NY 10048-0203

        Distributor
        OppenheimerFunds Distributor, Inc.
        Two World Trade Center
        New York, NY 10048-0203

        Independent Accountants
        Price Waterhouse LLP
        1100 Bausch & Lomb Place
        Rochester, NY 14604-0075

        Transfer and Shareholder Services Agent
        OppenheimerFunds Services
        PO Box 5270
        Denver, CO 80217-5270


    RAO365.001.0197      February 28, 1997

     This Annual Report is for the information of shareholders of Rochester Fund Municipals. It must be preceded or accompanied by a current prospectus for the Fund. For material information concerning the Fund, please see the prospectus. Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by the FDIC or any other agency, and involve investment risks, including possible loss of principal amount involved.

     For free copies of a prospectus, please contact OppenheimerFunds Distributor, Inc. at the address listed. The prospectus contains more complete information about the Fund, including charges and expenses. Please read the prospectus carefully before investing or sending money.

     Call our Toll-Free Customer Service today at 1-800-525-7048 for more information on how to take advantage of your financial relationship with the OppenheimerFunds family.


[PHOTO OF BRIDGET A. MACASKILL AND RONALD FIELDING]

Bridget A. Macaskill, President and CEO, OppenheimerFunds, Inc. and Portfolio Manager Ronald Fielding


================================================================================
                                                                  --------------
[LOGO] OppenheimerFunds(SM)                                         Bulk Rate
                                                                   US Postage
       OppenheimerFunds Distributor, Inc.                             PAID
       Rochester Division                                         Rochester, NY
       350 Linden Oaks                                            Permit No. 491
       Rochester, NY 14625-2807                                   --------------